Fund Holdings
March 31, 2020
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
Small-Company Stock Fund (HSCSX)
International Equity Fund (HISIX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2020  |  (Unaudited)

U.S. Government & Agency Obligations | 68.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	0.56%	05/29/20	$4,500,000	$4,495,940
Federal Farm Credit Bank	0.48	05/18/20	5,000,000	4,996,867
Federal Home Loan Bank	1.55	04/01/20	900,000	900,000
Federal Home Loan Bank	0.65	04/03/20	4,600,000	4,599,834
Federal Home Loan Bank	1.57	04/08/20	1,450,000	1,449,559
Federal Home Loan Bank	1.57	04/13/20	1,400,000	1,399,270
Federal Home Loan Bank	1.57	04/13/20	5,200,000	5,197,279
Federal Home Loan Bank	1.56	04/16/20	4,000,000	3,997,417
Federal Home Loan Bank	1.56	04/17/20	4,178,000	4,175,122
Federal Home Loan Bank	1.56	04/22/20	6,545,000	6,539,068
Federal Home Loan Bank	1.56	04/24/20	4,000,000	3,996,026
Federal Home Loan Bank	1.57	04/27/20	1,075,000	1,073,785
Federal Home Loan Bank	0.70	04/29/20	3,600,000	3,598,040
Federal Home Loan Bank	1.56	04/29/20	2,990,000	2,986,395
Federal Home Loan Bank	0.53	05/01/20	4,000,000	3,998,233
Federal Home Loan Bank	0.60	05/01/20	1,300,000	1,299,350
Federal Home Loan Bank	1.58	05/06/20	5,000,000	4,992,368
Federal Home Loan Bank	1.57	05/07/20	3,665,000	3,659,264
Federal Home Loan Bank	1.58	05/08/20	5,000,000	4,991,932
Federal Home Loan Bank	1.57	05/19/20	3,750,000	3,742,175
Federal Home Loan Bank	1.56	05/20/20	1,600,000	1,596,603
Federal Home Loan Bank	1.57	05/20/20	3,000,000	2,993,630
Federal Home Loan Bank	1.57	05/26/20	1,530,000	1,526,342
Federal Home Loan Bank	1.58	05/26/20	4,750,000	4,738,607
Federal Home Loan Bank	0.51	06/03/20	5,000,000	4,995,537
Federal Home Loan Bank	0.52	06/05/20	5,000,000	4,995,305
U.S. Treasury Bill	1.55	04/09/20	4,500,000	4,498,480
U.S. Treasury Bill	1.60	04/14/20	3,000,000	2,998,304
U.S. Treasury Bill	1.55	04/23/20	5,500,000	5,494,908
U.S. Treasury Bill	0.59	05/05/20	6,000,000	5,996,685
U.S. Treasury Bill	1.55	05/14/20	5,000,000	4,990,910
U.S. Treasury Bill	1.58	05/21/20	6,000,000	5,987,072
U.S. Treasury Note	3.50	05/15/20	4,000,000	4,009,273
U.S. Treasury Note	1.50	05/31/20	4,500,000	4,499,484
Total U.S. Government & Agency Obligations
(Cost $131,409,064)				131,409,064

Money Market Fund | 31.5% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.32(a)	60,562,934	60,562,934
Total Money Market Fund
(Cost $60,562,934)			60,562,934
Total Investments in Securities
(Cost $191,971,998) | 100.0%			$191,971,998
(a)	7-day yield at March 31, 2020.
At March 31, 2020, the cost of investment securities for tax purposes was $191,971,998. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$131,409,064	$ —	$131,409,064
Money Market Fund	60,562,934	—	—	60,562,934
Total	$60,562,934	$131,409,064	$ —	$191,971,998

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2020  |  (Unaudited)

U.S. Government & Agency Obligations | 56.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Private Export Funding Corp.	1.75%	11/15/24	$1,000,000	$1,042,201
U.S. Department of Housing & Urban Development	6.07	08/01/21	20,000	20,376
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,196
U.S. Department of Housing & Urban Development	5.77	08/01/26	94,000	95,715
U.S. International Development Finance Corp.	2.74(a)	04/23/21	1,000,000	1,036,704
U.S. International Development Finance Corp.	0.00(b)	08/11/21	2,000,000	2,001,960
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,153,548
U.S. International Development Finance Corp.	2.36	10/15/29	2,000,000	2,127,416
U.S. Treasury Note	1.38	01/31/22	2,830,000	2,889,474
U.S. Treasury Note	0.38	03/31/22	6,920,000	6,938,379
U.S. Treasury Note	1.38	02/15/23	15,351,000	15,837,915
U.S. Treasury Note	0.50	03/15/23	3,740,000	3,763,375
U.S. Treasury Note	0.50	03/31/25	2,897,000	2,915,333
Total U.S. Government & Agency Obligations
(Cost $40,221,621)				40,832,592

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 33.4% of portfolio

Consumer Discretionary | 0.2%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	100,699	104,134
Total Consumer Discretionary				104,134
Energy | 17.9%
Petroleos Mexicanos	2.00	12/20/22	937,500	948,749
Petroleos Mexicanos	1.95	12/20/22	1,254,300	1,264,671
Petroleos Mexicanos	2.38	04/15/25	891,550	914,034
Petroleos Mexicanos	2.46	12/15/25	1,041,000	1,070,949
Reliance Industries Ltd.	2.06	01/15/26	3,094,800	3,145,929
Reliance Industries Ltd.	1.87	01/15/26	4,181,053	4,207,139
Reliance Industries Ltd.	2.44	01/15/26	1,313,684	1,352,791
Total Energy				12,904,262
Financials | 15.2%
CES MU2 LLC	1.99	05/13/27	2,121,213	2,169,166
Export Leasing 2009 LLC	1.86	08/28/21	110,223	110,668
Lulwa Ltd.	1.83	03/26/25	443,869	448,944
Mexican Aircraft Finance IV	2.54	07/13/25	248,513	255,988
Mexican Aircraft Finance V	2.33	01/14/27	315,000	325,798
MSN 41079 and 41084 Ltd.	1.63	12/14/24	834,873	840,608
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	910,615	917,855
Rimon LLC	2.45	11/01/25	136,563	139,515
Safina Ltd.	1.55	01/15/22	423,690	424,658
Safina Ltd.	2.00	12/30/23	1,516,335	1,518,635
Salmon River Export LLC	2.19	09/15/26	503,861	516,501
Sandalwood 2013 LLC	2.82	02/12/26	351,142	364,403
Santa Rosa Leasing LLC	1.69	08/15/24	39,094	39,452
Santa Rosa Leasing LLC	1.47	11/03/24	419,058	421,085
Tagua Leasing LLC	1.90	07/12/24	934,373	949,412
Tagua Leasing LLC	1.73	09/18/24	401,170	405,295
Tagua Leasing LLC	1.58	11/16/24	220,671	222,256
Union 11 Leasing LLC	2.41	01/23/24	365,202	373,652
Union 16 Leasing LLC	1.86	01/22/25	442,257	447,797
VCK Lease SA	2.59	07/24/26	72,548	75,495
Total Financials				10,967,183

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2020  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 33.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Industrials | 0.1%
Sayarra Ltd.	2.77%	10/29/21	$97,442	$98,602
Total Industrials				98,602
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $23,685,660)				24,074,181

Asset-Backed Securities | 3.6% of portfolio

Ally Master Owner Trust 17-3	2.09(c)	06/15/22	250,000	248,478
Avid Automobile Receivables Trust 19-1 (d)	2.62	02/15/24	203,994	199,222
Consumer Loan Underlying Bond 19-HP1 (d)	2.59	12/15/26	170,768	159,550
CPS Auto Trust 20-A A (d)	2.09	05/15/23	136,411	135,563
CPS Auto Trust 20-A B (d)	2.36	02/15/24	150,000	148,250
Exeter Automobile Receivables Trust 19-4 (d)	2.18	01/17/23	197,983	196,331
Foursight Capital Automobile Receivables Trust 17-1 (d)	2.37	04/15/22	7,229	7,209
Foursight Capital Automobile Receivables Trust 18-2 (d)	3.32	04/15/22	39,593	39,507
Foursight Capital Automobile Receivables Trust 19-1 (d)	2.67	03/15/24	300,000	294,261
Freedom Financial 18-2 (d)	3.99	10/20/25	61,395	60,006
GLS Auto Receivables Trust 18-3 (d)	3.35	08/15/22	34,555	34,348
GLS Auto Receivables Trust 19-4 (d)	2.47	11/15/23	418,263	391,180
Marlette Funding Trust 19-3 (d)	2.69	09/17/29	154,435	149,444
Prosper Marketplace Issuance Trust 18-2 (d)	3.35	10/15/24	15,430	15,336
Small Business Administration Pool # 503463	2.63(c)	09/25/21	84	84
SoFi Consumer Loan Program Trust 19-4 (d)	2.45	08/25/28	72,855	69,932
Upstart Securitization Trust 19-3 (d)	2.68	01/21/30	433,204	430,175
Total Asset-Backed Securities
(Cost $2,648,169)				2,578,876

Corporate Bonds–Other | 3.0% of portfolio

Communication Services | 0.5%
AT&T Inc.	2.45	06/30/20	250,000	249,851
Verizon Communications Inc.	1.74(c)	03/16/22	100,000	95,181
Total Communication Services				345,032
Financials | 1.7%
Athene Global Funding (d)	2.50	01/14/25	100,000	94,212
Citibank, NA	2.84(c)	05/20/22	250,000	250,401
Goldman Sachs Group, Inc.	3.20	06/05/20	150,000	150,027
Goldman Sachs Group, Inc.	3.00	04/26/22	250,000	251,802
JP Morgan Chase Bank NA	3.09(c)	04/26/21	250,000	249,896
Main Street Capital Corp.	5.20	05/01/24	250,000	236,628
Total Financials				1,232,966
Health Care | 0.2%
Cigna Corp.	3.75	07/15/23	133,000	136,895
Total Health Care				136,895
Real Estate | 0.4%
SBA Tower Trust (d)	3.45	03/15/23	290,000	293,227
Total Real Estate				293,227

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2020  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 3.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 0.2%
Southwest Gas Corp.	4.45%	12/01/20	$125,000	$126,222
Total Utilities				126,222
Total Corporate Bonds–Other
(Cost $2,169,893)				2,134,342

Mortgage-Backed Security | 0.1% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (d)	2.74	12/03/20	56,016	56,251
Total Mortgage-Backed Security
(Cost $56,011)				56,251

Certificates of Deposit | 0.6% of portfolio

HSBC Bank USA NA	3.10(c)	11/17/20	246,000	248,975
JP Morgan Chase Bank, NA	2.00(c)	04/22/21	200,000	200,099
Total Certificates of Deposit
(Cost $446,570)				449,074

Money Market Fund | 2.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.32(e)	1,842,708	1,842,708
Total Money Market Fund
(Cost $1,842,708)			1,842,708
Total Investments in Securities
(Cost $71,070,632) | 100.0%			$71,968,024
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of March 31, 2020.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,774,004 and represents 3.9% of total investments.
(e)	7-day yield at March 31, 2020.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
NA - National Association
At March 31, 2020, the cost of investment securities for tax purposes was $71,071,862. Net unrealized appreciation of investment securities was $896,162 consisting of unrealized gains of $1,012,419 and unrealized losses of $116,257.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2020  |
(Unaudited)  |  (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$40,832,592	$ —	$40,832,592
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	24,074,181	—	24,074,181
Asset-Backed Securities	—	2,578,876	—	2,578,876
Corporate Bonds–Other	—	2,134,342	—	2,134,342
Mortgage-Backed Security	—	56,251	—	56,251
Certificates of Deposit	—	449,074	—	449,074
Money Market Fund	1,842,708	—	—	1,842,708
Total	$1,842,708	$70,125,316	$ —	$71,968,024

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)

U.S. Government & Agency Obligations | 49.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Bank	2.55%	05/06/22	$10,060,000	$10,079,722
Overseas Private Investment Corp.	2.52	09/15/22	1,113,636	1,135,776
Tennessee Valley Authority	0.00(a)	06/15/21	595,000	586,846
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,188
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,197
U.S. International Development Finance Corp.	2.36	10/15/29	845,000	898,833
U.S. Treasury Note	1.38	01/31/22	14,252,000	14,551,515
U.S. Treasury Note	0.38	03/31/22	35,508,000	35,602,309
U.S. Treasury Note	1.38	02/15/23	138,056,000	142,434,964
U.S. Treasury Note	0.50	03/15/23	38,625,000	38,866,406
U.S. Treasury Note	0.50	03/31/25	18,860,000	18,979,348
Total U.S. Government & Agency Obligations
(Cost $260,280,584)				263,156,104

Corporate Bonds–Other | 28.9% of portfolio

Communication Services | 4.1%
AT&T Inc.	4.45	04/01/24	1,110,000	1,175,772
Comcast Corp.	3.70	04/15/24	10,400,000	11,162,394
Comcast Corp.	3.10	04/01/25	835,000	882,877
Interpublic Group of Companies, Inc. (The)	4.20	04/15/24	433,000	448,683
Sprint Spectrum Co. LLC (b)	3.36	03/20/23	928,125	923,485
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	2,310,000	2,356,200
Verizon Communications Inc.	2.95	03/15/22	420,000	428,390
Verizon Communications Inc.	1.74(c)	03/16/22	2,420,000	2,303,379
Verizon Communications Inc.	5.15	09/15/23	2,120,000	2,356,109
Total Communication Services				22,037,289
Consumer Discretionary | 3.0%
Amazon.com, Inc.	2.40	02/22/23	535,000	556,401
Daimler Finance North America LLC (b)	3.65	02/22/24	3,245,000	3,156,042
Harley-Davidson Financial Services, Inc. (b)	3.35	02/15/23	420,000	410,938
Lowe's Companies, Inc.	4.00	04/15/25	835,000	892,610
McDonald's Corp.	3.30	07/01/25	835,000	864,350
Nike, Inc.	2.40	03/27/25	1,245,000	1,290,590
PepsiCo, Inc.	1.85	04/30/20	690,000	689,929
Target Corp.	2.25	04/15/25	1,250,000	1,269,046
TJX Companies, Inc. (The)	3.50	04/15/25	1,255,000	1,283,629
Volkswagen Group of America, Inc. (b)	2.50	09/24/21	1,270,000	1,237,706
Volkswagen Group of America, Inc. (b)	2.70	09/26/22	2,120,000	2,049,894
Volkswagen Group of America, Inc. (b)	2.85	09/26/24	2,500,000	2,356,794
Total Consumer Discretionary				16,057,929
Consumer Staples | 1.7%
Altria Group Inc.	3.80	02/14/24	1,300,000	1,317,844
Anheuser-Busch InBev Finance Inc.	3.70	02/01/24	1,280,000	1,328,877
Archers Daniels Midland Co.	2.75	03/27/25	1,250,000	1,275,959
Mead Johnson Nutrition Co.	3.00	11/15/20	4,125,000	4,117,013
Procter & Gamble Co. (The)	2.45	03/25/25	1,255,000	1,315,646
Total Consumer Staples				9,355,339
Energy | 1.2%
BP Capital Markets America Inc.	2.52	09/19/22	1,600,000	1,587,773
Cheniere Corpus Christi Holdings LLC	5.88	03/31/25	2,943,000	2,677,160

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 1.2% (Continued)
Midwest Connector Capital Company LLC (b)	3.63%	04/01/22	$620,000	$595,609
Midwest Connector Capital Company LLC (b)	3.90	04/01/24	825,000	770,263
Rockies Express Pipeline LLC (b)	3.60	05/15/25	1,300,000	898,453
Total Energy				6,529,258
Financials | 10.3%
AIG Global Funding Inc. (b)	1.90	10/06/21	1,204,000	1,188,960
AIG Global Funding Inc. (b)	2.30	07/01/22	865,000	860,648
AMBAC Assurance Corp. (b)	5.10	06/07/20	2,871	3,961
Ambac LSNI LLC (b)	6.45(c)	02/12/23	11,293	10,728
American Express Co.	3.70	08/03/23	965,000	1,013,835
Anthem Inc.	3.30	01/15/23	625,000	633,550
Anthem, Inc.	2.38	01/15/25	2,130,000	2,101,760
Athene Global Funding (b)	2.50	01/14/25	4,800,000	4,522,186
Bank of America Corp.	2.74(c)	01/23/22	2,100,000	2,097,464
Bank of America Corp.	4.00	01/22/25	1,210,000	1,277,751
Bank of America Corp.	3.95	04/21/25	1,030,000	1,083,155
Bank of America Corp.	2.46(c)	10/22/25	2,200,000	2,218,613
Bank of America Corp.	2.02(c)	02/13/26	2,100,000	2,055,580
Capital One Financial Corp.	3.90	01/29/24	1,440,000	1,444,056
Citibank, NA	2.85	02/12/21	1,650,000	1,658,000
Citibank, NA	3.40	07/23/21	875,000	888,367
Citibank, NA	2.84(c)	05/20/22	3,535,000	3,540,672
Citibank, NA	3.65	01/23/24	1,325,000	1,387,924
Citigroup Inc.	3.01(c)	09/01/23	740,000	723,346
Discover Bank	4.68(c)	08/09/28	3,081,000	3,137,105
Goldman Sachs Group, Inc.	5.75	01/24/22	420,000	445,629
Goldman Sachs Group, Inc.	3.00	04/26/22	5,330,000	5,368,433
J.P. Morgan Chase & Co.	4.02(c)	12/05/24	1,225,000	1,297,863
J.P. Morgan Chase & Co.	2.30(c)	10/15/25	2,130,000	2,130,220
Main Street Capital Corp.	5.20	05/01/24	2,000,000	1,893,023
MassMutual Global Funding II (b)	2.25	07/01/22	636,000	637,654
Metropolitan Life Global Funding (b)	3.38	01/11/22	4,350,000	4,416,329
Metropolitan Life Global Funding (b)	3.60	01/11/24	450,000	467,093
Morgan Stanley	3.00(c)	01/20/22	1,277,000	1,270,423
Morgan Stanley	3.13	01/23/23	420,000	429,560
Morgan Stanley	3.74(c)	04/24/24	1,020,000	1,050,210
Morgan Stanley	2.72(c)	07/22/25	1,220,000	1,235,102
Oaktree Specialty Lending Corp.	3.50	02/25/25	362,000	324,747
Wells Fargo & Co.	2.16(c)	02/11/26	840,000	819,279
Wells Fargo Bank NA	3.33(c)	07/23/21	1,025,000	1,026,677
Wells Fargo Bank NA	3.63	10/22/21	625,000	642,090
Total Financials				55,301,993
Health Care | 2.3%
AbbVie Inc. (b)	2.15	11/19/21	904,000	900,312
AbbVie Inc. (b)	2.30	11/21/22	850,000	849,218
AbbVie Inc. (b)	2.60	11/21/24	910,000	924,580
Baxter International Inc. (b)	3.75	10/01/25	835,000	887,475
Cigna Corp.	3.75	07/15/23	4,327,000	4,453,718
Highmark Inc. (b)	4.75	05/15/21	585,000	602,706
Medtronic PLC	3.50	03/15/25	639,000	688,274
Novartis Capital Corp.	2.40	05/17/22	840,000	865,131
Novartis Capital Corp.	2.40	09/21/22	1,260,000	1,293,955

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 2.3% (Continued)
Thermo Fisher Scientific Inc.	4.13%	03/25/25	$840,000	$900,066
Total Health Care				12,365,435
Industrials | 1.1%
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	28,195	28,578
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	20,013	20,565
Caterpillar Financial Services Corp.	3.15	09/07/21	875,000	890,421
Caterpillar Financial Services Corp.	2.15	11/08/24	940,000	941,429
Deere & Co.	2.75	04/15/25	1,250,000	1,294,235
John Deere Capital Corp.	3.13	09/10/21	220,000	223,440
Parker-Hannifin Corp.	2.70	06/14/24	435,000	433,230
Ryder System Inc.	2.88	06/01/22	435,000	436,250
Ryder System Inc.	2.50	09/01/24	1,340,000	1,275,774
Ryder System, Inc.	3.50	06/01/21	220,000	219,938
Total Industrials				5,763,860
Information Technology | 2.5%
Apple Inc.	2.50	02/09/22	975,000	1,001,798
Apple Inc.	3.00	02/09/24	1,260,000	1,334,857
Broadcom Inc. (b)	3.63	10/15/24	1,890,000	1,855,224
International Business Machine Corp.	3.00	05/15/24	2,200,000	2,300,403
Oracle Corp.	1.90	09/15/21	4,235,000	4,135,948
Qualcomm Inc.	3.45	05/20/25	1,250,000	1,336,712
Texas Instruments Inc.	1.38	03/12/25	1,245,000	1,232,766
Total Information Technology				13,197,708
Materials | 0.6%
3M Co.	1.63	09/19/21	450,000	449,657
3M Co.	2.65	04/15/25	1,245,000	1,299,430
Chevron Phillips Chemical Co., LLC (b)	5.13	04/01/25	1,660,000	1,709,127
Total Materials				3,458,214
Real Estate | 0.6%
SBA Tower Trust (b)	3.45	03/15/23	2,420,000	2,446,926
SBA Tower Trust (b)	2.84	01/15/25	500,000	482,950
Total Real Estate				2,929,876
Utilities | 1.5%
Florida Power & Light Co.	2.85	04/01/25	1,275,000	1,340,817
Oncor Electric Delivery Co. LLC	5.75	09/30/20	660,000	671,864
San Diego Gas & Electric Co.	1.91	02/01/22	1,420,600	1,426,774
Southern California Edison Co.	3.88	06/01/21	1,050,000	1,040,651
Southern California Edison Co.	1.85	02/01/22	2,340,000	2,307,585
Southwest Gas Corp.	4.45	12/01/20	825,000	833,062
Toledo Edison Co.	7.25	05/01/20	250,000	248,467
Total Utilities				7,869,220
Total Corporate Bonds–Other
(Cost $156,098,546)				154,866,121

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 11.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Ally Master Owner Trust 17-3	2.09%(c)	06/15/22	$750,000	$745,434
Ally Master Owner Trust 17-3	2.04	06/15/22	900,000	893,836
American Credit Acceptance Receivables Trust 19-2 (b)	2.85	07/12/22	647,932	642,794
American Credit Acceptance Receivables Trust 20-1 (b)	1.89	04/13/23	1,213,369	1,197,105
Avant Loans Funding Trust 18-B (b)	3.42	01/18/22	133,594	131,572
Avant Loans Funding Trust 19-A (b)	3.48	07/15/22	324,664	315,869
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	1,261,430	1,227,587
Avid Automobile Receivables Trust 19-1 (b)	2.62	02/15/24	1,432,035	1,398,541
Carvana Auto Receivables Trust 19-2A (b)	2.60	01/18/22	4,680,612	4,556,402
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75	07/10/22	583,333	595,737
Consumer Loan Underlying Bond 18-P2 (b)	3.47	10/15/25	325,315	320,858
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	465,888	452,689
Consumer Loan Underlying Bond 19-HP1 (b)	2.59	12/15/26	2,535,910	2,369,320
Consumer Loan Underlying Bond 19-P1 (b)	2.94	07/15/26	557,328	538,332
Consumer Loan Underlying Bond 20-P1 (b)	2.26	03/15/28	1,224,934	1,174,692
CPS Auto Trust 19-A (b)	3.18	06/15/22	314,318	315,094
CPS Auto Trust 20-A A (b)	2.09	05/15/23	1,091,286	1,084,504
CPS Auto Trust 20-A B (b)	2.36	02/15/24	1,200,000	1,185,999
Credit Acceptance Auto Loan Trust 17-2 (b)	2.55	02/17/26	334,035	332,767
Credit Acceptance Auto Loan Trust 17-3 (b)	2.65	06/15/26	536,114	533,215
Credit Acceptance Auto Loan Trust 18-1 (b)	3.01	02/16/27	1,353,290	1,353,477
Credit Acceptance Auto Loan Trust 18-2 (b)	3.47	05/17/27	2,200,000	2,179,895
Credit Acceptance Auto Loan Trust 18-3 (b)	3.55	08/15/27	1,100,000	1,107,753
Credit Acceptance Auto Loan Trust 19-1A (b)	3.33	02/15/28	2,880,000	2,858,361
Credit Acceptance Auto Loan Trust 19-1B (b)	3.75	04/17/28	1,900,000	1,866,026
Credit Acceptance Auto Loan Trust 20-1A (b)	2.01	02/15/29	1,725,000	1,600,197
Drive Auto Receivables Trust 19-3	2.63	09/15/22	467,196	465,033
DT Auto Owner Trust 19-1 (b)	3.08	09/15/22	520,465	519,664
Element Rail Leasing I LLC 14-1 (b)	2.30	04/19/44	469,389	466,963
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	551,435	550,095
Exeter Automobile Receivables Trust 19-1 (b)	3.20	04/15/22	194,686	194,596
Exeter Automobile Receivables Trust 19-4 (b)	2.18	01/17/23	943,717	935,844
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87	10/15/21	1,042	1,041
Foursight Capital Automobile Receivables Trust 17-1 (b)	2.37	04/15/22	52,052	51,908
Foursight Capital Automobile Receivables Trust 18-2 (b)	3.32	04/15/22	267,253	266,670
Foursight Capital Automobile Receivables Trust 19-1 (b)	2.67	03/15/24	4,140,000	4,060,799
Freedom Financial 18-1 (b)	3.61	07/18/24	444,660	435,660
Freedom Financial 18-2 (b)	3.99	10/20/25	319,256	312,032
Freedom Financial 19-1 (b)	3.42	06/18/26	297,499	291,988
Freedom Financial 20-1 (b)	2.52	03/18/27	1,539,146	1,462,192
GLS Auto Receivables Trust 18-1 (b)	2.82	07/15/22	586,395	583,704
GLS Auto Receivables Trust 18-3 (b)	3.35	08/15/22	241,886	240,433
GLS Auto Receivables Trust 19-1 (b)	3.37	01/17/23	518,723	516,534
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	866,386	846,961
GLS Auto Receivables Trust 19-4 (b)	2.47	11/15/23	1,769,252	1,654,692
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	368,081	357,653
Marlette Funding Trust 18-3 (b)	3.20	09/15/28	345,547	343,223
Marlette Funding Trust 18-4 (b)	3.71	12/15/28	765,404	744,738
Marlette Funding Trust 19-1 (b)	3.44	04/16/29	743,991	718,350
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	2,823,063	2,731,839
NP SPE II LLC 17-1 (b)	3.37	10/21/47	423,573	412,377
Oscar US Funding Trust 17-2 (b)	2.45	12/10/21	389,316	389,852
Oscar US Funding Trust 18-2 (b)	3.15	08/10/21	150,316	150,584
Oscar US Funding Trust 19-1 (b)	3.10	04/11/22	616,579	620,285
Prosper Marketplace Issuance Trust 18-2 (b)	3.35	10/15/24	290,093	288,325
Prosper Marketplace Issuance Trust 19-2 (b)	3.20	09/15/25	312,365	304,645
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	712,269	683,573

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 11.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
SoFi Consumer Loan Program Trust 17-1 (b)	3.28%	01/26/26	$173,812	$170,682
SoFi Consumer Loan Program Trust 17-3 (b)	2.77	05/25/26	303,286	300,651
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	252,354	240,420
SoFi Consumer Loan Program Trust 18-4 (b)	3.54	11/26/27	760,583	752,940
SoFi Consumer Loan Program Trust 19-2 (b)	3.01	04/25/28	590,262	572,570
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	983,545	944,087
United Auto Credit Securitization Trust 19-1 (b)	2.82	07/12/21	688,200	687,385
Upgrade Receivables Trust 18-1 (b)	3.76	11/15/24	144,455	143,062
Upgrade Receivables Trust 19-1 (b)	3.48	03/15/25	413,685	410,029
Upstart Securitization Trust 19-3 (b)	2.68	01/21/30	3,413,650	3,389,777
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,215,781
Total Asset-Backed Securities
(Cost $62,743,709)				61,407,693

Yankee Bonds | 6.2% of portfolio

Banco Santander SA	3.85	04/12/23	1,200,000	1,228,707
Banco Santander SA	2.71	06/27/24	1,400,000	1,386,493
BMO Financial Group	2.90	03/26/22	900,000	911,325
BMO Financial Group	4.34(c)	10/05/28	1,300,000	1,335,696
BMW Finance NV (b)	2.40	08/14/24	2,500,000	2,448,117
BNP Paribas SA (b)	2.82(c)	11/19/25	2,635,000	2,603,209
Coca-Cola European Partners PLC	3.50	09/15/20	825,000	832,822
Enel Finance International NV (b)	2.65	09/10/24	1,275,000	1,217,070
ING Groep NV	3.55	04/09/24	720,000	723,581
Lloyds Banking Group PLC	2.86(c)	03/17/23	1,400,000	1,380,187
Lloyds Banking Group PLC	2.91(c)	11/07/23	1,400,000	1,398,216
Reckitt Benckiser Treasury Services PLC (b)	2.75	06/26/24	1,100,000	1,090,076
Royal Bank of Scotland Group PLC	4.52(c)	06/25/24	1,325,000	1,334,091
Royal Bank of Scotland Group PLC	4.27(c)	03/22/25	1,330,000	1,366,523
Seagate HDD Cayman	4.75	01/01/25	2,395,000	2,381,934
Shell International Finance BV	2.00	11/07/24	1,650,000	1,640,235
Sinopec Group Overseas Development (2017) Ltd. (b)	2.38	04/12/20	2,175,000	2,175,000
Sinopec Group Overseas Development (2020) Ltd. (b)	2.25	09/13/20	2,200,000	2,200,088
Standard Chartered PLC (b)	2.74(c)	09/10/22	1,700,000	1,682,947
Syngenta Finance NV (b)	3.70	04/24/20	1,300,000	1,297,499
Syngenta Finance NV (b)	3.93	04/23/21	425,000	400,490
Syngenta Finance NV (b)	4.44	04/24/23	400,000	376,787
Tencent Holdings Ltd. (b)	3.28	04/11/24	1,840,000	1,905,412
Total Yankee Bonds
(Cost $33,644,244)				33,316,505

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.4% of portfolio

Energy | 0.4%
Petroleos Mexicanos	2.46	12/15/25	263,400	270,978
Reliance Industries Ltd.	1.87	01/15/26	1,901,684	1,913,549
Total Energy				2,184,527
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $2,157,608)				2,184,527

Mortgage-Backed Securities | 0.1% of portfolio

ACE Securities Corp. 06-ASL1	1.91(c)	02/25/36	182,220	66,911
Amresco Residential Securities 98-1	6.59(c)	10/25/27	22,874	23,519

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 0.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Bear Stearns Asset Backed Securities Trust 03-3	2.81%(c)	06/25/43	$28,324	$24,977
Bear Stearns Asset Backed Securities Trust 04-HE5	3.50(c)	07/25/34	23,114	22,206
CDC Mortgage Capital Trust 02-HE1	2.25(c)	01/25/33	144,875	137,631
CITICORP Mortgage Securities, Inc. 07-1	5.26(d)	03/25/37	13,295	13,239
Cityscape Home Equity Loan Trust 96-2	8.10	08/25/26	43,734	43,574
Conseco Finance Securitizations Corp. 01-2	7.10	02/01/33	72,506	72,316
Countrywide Asset Backed Certificate 02-S2 (e)	5.98	01/25/17	1,688	1,680
Countrywide Asset Backed Certificate 02-S4 (e)	4.36(c)	10/25/17	4,814	4,912
Countrywide Asset Backed Certificate 04-S1	5.12	02/25/35	6,276	6,256
FHLMC 780754	4.63(c)	08/01/33	1,018	1,045
FNMA 813842	3.37(c)	01/01/35	3,776	3,817
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75	10/25/36	11,892	11,763
Green Tree Financial Corp. 98-5	6.22	03/01/30	19,055	19,226
Master Asset Backed Securities Trust 07-NCW (b)	1.93(c)	05/25/37	234,053	187,026
Option One Mortgage Loan Trust 07-FXD2	5.90	03/25/37	1,048	827
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	3	3
Total Mortgage-Backed Securities
(Cost $797,899)				640,928

Money Market Fund | 3.8% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.32(f)	20,176,877	20,176,877
Total Money Market Fund
(Cost $20,176,877)			20,176,877
Total Investments in Securities
(Cost $535,899,467) | 100.0%			$535,748,755
(a)	Zero coupon rate, purchased at a discount.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $112,642,696 and represents 21.0% of total investments.
(c)	Variable coupon rate as of March 31, 2020.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f)	7-day yield at March 31, 2020.
LLC - Limited Liability Company
AMBAC - American Municipal Bond Assurance Corporation
NA - National Association
PLC - Public Limited Company
SA - Sociedad Anonima or Societe Anonyme
NV - Naamloze Vennottschap
BV - Besloten Vennootschap
FHLMC - Federal Home Loan Mortgage Corporation
At March 31, 2020, the cost of investment securities for tax purposes was $535,927,456. Net unrealized depreciation of investment securities was $178,701 consisting of unrealized gains of $4,934,780 and unrealized losses of $5,113,481.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$263,156,104	$ —	$263,156,104
Corporate Bonds–Other	—	154,866,121	—	154,866,121
Asset-Backed Securities	—	61,407,693	—	61,407,693
Yankee Bonds	—	33,316,505	—	33,316,505
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	2,184,527	—	2,184,527
Mortgage-Backed Securities	—	640,928	—	640,928
Money Market Fund	20,176,877	—	—	20,176,877
Total	$20,176,877	$515,571,878	$ —	$535,748,755

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2020  |  (Unaudited)

Corporate Bonds–Other | 28.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 2.9%
AT&T Inc.	4.45%	04/01/24	$75,000	$79,444
AT&T Inc.	5.15	02/15/50	122,000	145,787
Comcast Corp.	3.95	10/15/25	75,000	82,575
Comcast Corp.	3.30	04/01/27	100,000	106,469
Comcast Corp.	3.25	11/01/39	128,000	135,082
Comcast Corp.	3.75	04/01/40	50,000	55,260
Interpublic Group of Companies, Inc. (The)	4.75	03/30/30	45,000	44,729
Interpublic Group of Companies, Inc. (The)	5.40	10/01/48	40,000	42,045
Omnicom Group Inc.	2.45	04/30/30	70,000	63,634
Verizon Communications Inc.	5.15	09/15/23	120,000	133,365
Verizon Communications Inc.	2.63	08/15/26	120,000	123,922
Verizon Communications Inc.	3.88	02/08/29	95,000	106,337
Total Communication Services				1,118,649
Consumer Discretionary | 0.9%
McDonald's Corp.	3.50	07/01/27	50,000	52,733
McDonald's Corp.	4.20	04/01/50	25,000	27,698
Newell Brands Inc.	3.85	04/01/23	110,000	110,775
Nike, Inc.	2.85	03/27/30	50,000	52,851
Nike, Inc.	3.38	03/27/50	25,000	27,398
Target Corp.	2.65	09/15/30	50,000	51,195
TJX Companies, Inc.	3.75	04/15/27	45,000	46,209
Total Consumer Discretionary				368,859
Consumer Staples | 1.5%
General Mills, Inc.	2.88	04/15/30	25,000	24,950
Keurig Dr Pepper Inc.	3.43	06/15/27	159,000	162,151
Kimberly-Clark Corp.	3.10	03/26/30	50,000	53,691
Molson Coors Brewing Co.	3.00	07/15/26	30,000	28,180
Molson Coors Brewing Co.	5.00	05/01/42	40,000	38,821
Molson Coors Brewing Co.	4.20	07/15/46	65,000	58,176
Procter & Gamble Co. (The)	3.00	03/25/30	100,000	111,004
Procter & Gamble Co. (The)	3.55	03/25/40	100,000	116,627
Total Consumer Staples				593,600
Energy | 1.8%
BP Capital Markets America Inc.	3.00	02/24/50	104,000	96,689
Cheniere Corpus Christi Holdings LLC	5.88	03/31/25	78,000	70,954
Cheniere Corpus Christi Holdings LLC (a)	3.70	11/15/29	30,000	22,435
ConocoPhillips	4.30	11/15/44	15,000	14,095
Energy Transfer Operating LP	3.75	05/15/30	282,000	220,875
Energy Transfer Operating LP	5.00	05/15/50	30,000	23,158
EQM Midstream Partners, LP	4.75	07/15/23	98,000	70,923
EQM Midstream Partners, LP	5.50	07/15/28	103,000	57,237
National Oilwell Varco, Inc.	3.60	12/01/29	102,000	76,225
Rockies Express Pipeline LLC (a)	4.80	05/15/30	50,000	29,946
Total Energy				682,537
Financials | 9.3%
Athene Global Funding (a)	2.50	01/14/25	198,000	186,540
Athene Global Funding (a)	2.95	11/12/26	35,000	33,580
Bank of America Corp.	3.95	04/21/25	523,000	549,990

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 9.3% (Continued)
Bank of America Corp.	2.50%(b)	02/13/31	$193,000	$185,168
Citigroup Inc.	4.30	11/20/26	478,000	505,432
Citigroup Inc.	2.98(b)	11/05/30	55,000	54,495
Discover Bank	4.68(b)	08/09/28	250,000	254,552
Equinix, Inc.	3.20	11/18/29	105,000	97,231
Goldman Sachs Group Inc.	3.81(b)	04/23/29	107,000	110,617
Goldman Sachs Group, Inc.	3.50	04/01/25	110,000	111,545
Main Street Capital Corp.	5.20	05/01/24	364,000	344,530
Mastercard Inc.	3.30	03/26/27	50,000	54,333
Morgan Stanley	2.72(b)	07/22/25	187,000	189,315
Morgan Stanley	2.70(b)	01/22/31	210,000	205,499
Oaktree Specialty Lending Corp.	3.50	02/25/25	270,000	242,215
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	69,375
Synchrony Financial	3.95	12/01/27	130,000	115,618
Visa Inc.	2.70	04/15/40	65,000	64,522
Wells Fargo & Co.	2.57(b)	02/11/31	40,000	38,480
Wells Fargo & Co.	4.48(b)	04/04/31	150,000	169,606
Total Financials				3,582,643
Health Care | 4.0%
AbbVie Inc. (a)	2.15	11/19/21	66,000	65,731
AbbVie Inc. (a)	2.95	11/21/26	145,000	147,734
AbbVie Inc. (a)	4.05	11/21/39	157,000	164,649
Allergan Funding SCS	3.45	03/15/22	162,000	168,177
Baxter International Inc. (a)	3.95	04/01/30	50,000	54,064
Becton Dickinson and Co.	2.03(b)	06/06/22	317,000	296,487
Cigna Corp.	3.75	07/15/23	85,000	87,489
CVS Health Corp.	3.75	04/01/30	155,000	160,377
HCA Healthcare Inc.	5.13	06/15/39	219,000	226,193
Medtronic PLC	3.50	03/15/25	45,000	48,470
Mylan Inc.	4.55	04/15/28	70,000	68,530
Mylan Inc.	5.20	04/15/48	30,000	26,929
Thermo Fisher Scientific Inc.	4.50	03/25/30	45,000	50,725
Total Health Care				1,565,555
Industrials | 1.8%
Ashtead Capital, Inc. (a)	4.25	11/01/29	228,000	193,129
Carrier Global Corp. (a)	2.72	02/15/30	37,000	34,043
Carrier Global Corp. (a)	3.38	04/05/40	40,000	35,110
Caterpillar Financial Services Corp.	2.15	11/08/24	30,000	30,046
Deere & Co.	3.75	04/15/50	25,000	29,138
Hexcel Corp.	3.95	02/15/27	228,000	226,068
Parker-Hannifin Corp.	3.25	06/14/29	135,000	136,225
Total Industrials				683,759
Information Technology | 1.9%
Broadcom Inc. (a)	4.25	04/15/26	127,000	129,053
International Business Machines Corp.	4.15	05/15/39	121,000	136,912
Microsoft Corp.	3.70	08/08/46	155,000	183,861
NVIDIA Corp.	3.50	04/01/40	50,000	53,192
NVIDIA Corp.	3.50	04/01/50	50,000	54,586
Oracle Corp.	3.60	04/01/40	110,000	109,500

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 1.9% (Continued)
Texas Instruments Inc.	1.38%	03/12/25	$83,000	$82,184
Total Information Technology				749,288
Materials | 1.3%
3M Co.	3.05	04/15/30	50,000	52,364
3M Co.	3.70	04/15/50	50,000	55,950
Celanese US Holdings LLC	3.50	05/08/24	276,000	261,340
Chevron Phillips Chemical Co., LLC (a)	5.13	04/01/25	65,000	66,923
Steel Dynamics, Inc.	2.80	12/15/24	30,000	27,951
Steel Dynamics, Inc.	3.45	04/15/30	25,000	22,650
Total Materials				487,178
Real Estate | 1.0%
American Tower Corp.	2.40	03/15/25	123,000	121,197
American Tower Corp.	2.90	01/15/30	96,000	93,419
Ventas Realty LP	4.75	11/15/30	115,000	112,954
Ventas Realty LP	4.38	02/01/45	60,000	54,636
Total Real Estate				382,206
Utilities | 1.9%
San Diego Gas & Electric Co.	1.91	02/01/22	18,572	18,653
Southern California Edison Co.	3.65	03/01/28	208,000	212,172
Southern California Edison Co.	2.25	06/01/30	45,000	41,763
Southern California Edison Co.	4.00	04/01/47	284,000	295,612
Southern California Edison Co.	3.65	02/01/50	34,000	32,739
TerraForm Power Operating LLC (a)	4.25	01/31/23	15,000	14,887
TerraForm Power Operating LLC (a)	4.75	01/15/30	116,000	112,520
Total Utilities				728,346
Total Corporate Bonds–Other
(Cost $11,393,072)				10,942,620

U.S. Government & Agency Obligations | 28.1% of portfolio

U.S. International Development Finance Corp.	3.00	10/05/34	196,890	222,609
U.S. Treasury Note	1.38	01/31/22	1,000	1,021
U.S. Treasury Note	0.38	03/31/22	2,405,000	2,411,388
U.S. Treasury Note	1.38	02/15/23	2,420,000	2,496,759
U.S. Treasury Note	0.50	03/15/23	795,000	799,969
U.S. Treasury Note	0.50	03/31/25	837,000	842,297
U.S. Treasury Note	0.63	03/31/27	1,250,000	1,256,885
U.S. Treasury Note	1.50	02/15/30	53,000	57,137
U.S. Treasury Note	2.38	11/15/49	2,203,000	2,749,619
U.S. Treasury Note	2.00	02/15/50	20,000	23,229
Total U.S. Government & Agency Obligations
(Cost $10,655,077)				10,860,913

Mortgage-Backed Securities | 26.5% of portfolio

FNMA BN5402	3.50	04/01/49	150,161	158,729
FNMA CA4016	3.00	08/01/49	254,598	267,563
FNMA FM1000	3.00	04/01/47	1,760,532	1,848,403
FNMA MA3691	3.00	07/01/49	813,453	852,184

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 26.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FNMA MA3692	3.50%	07/01/49	$2,041,487	$2,156,575
FNMA MA3745	3.50	08/01/49	2,234,632	2,358,906
FNMA MA3834	3.00	11/01/49	781,940	819,741
GNMA MA6474	3.00	02/20/50	1,666,390	1,765,566
Total Mortgage-Backed Securities
(Cost $9,961,277)				10,227,667

Asset-Backed Securities | 5.8% of portfolio

Avant Loans Funding Trust 19-B (a)	2.72	10/15/26	123,670	120,352
Avid Automobile Receivables Trust 19-1 (a)	2.62	02/15/24	81,597	79,689
Carvana Auto Receivables Trust 19-2A (a)	2.60	01/18/22	111,633	108,671
Carvana Auto Receivables Trust 19-2A (a)	2.74	12/15/23	310,000	297,596
Consumer Loan Underlying Bond 19-HP1 (a)	2.59	12/15/26	85,384	79,775
Consumer Loan Underlying Bond 20-P1 (a)	2.26	03/15/28	240,183	230,332
CPS Auto Trust 19-A (a)	3.18	06/15/22	47,004	47,120
Credit Acceptance Auto Loan Trust 20-1A (a)	2.01	02/15/29	250,000	231,912
Credit Acceptance Auto Loan Trust 20-1A (a)	2.39	04/16/29	250,000	220,969
Drive Auto Receivables Trust 19-3	2.63	09/15/22	36,787	36,617
Exeter Automobile Receivables Trust 19-4 (a)	2.18	01/17/23	105,591	104,710
Exeter Automobile Receivables Trust 20-1A (a)	2.05	06/15/23	87,388	86,423
Exeter Automobile Receivables Trust 20-1A (a)	2.26	04/15/24	100,000	97,344
Foursight Capital Automobile Receivables Trust 19-1 (a)	2.67	03/15/24	100,000	98,087
GLS Auto Receivables Trust 19-2 (a)	3.06	04/17/23	5,251	5,133
Marlette Funding Trust 19-3 (a)	2.69	09/17/29	61,774	59,778
Prosper Marketplace Issuance Trust 19-3 (a)	3.19	07/15/25	51,801	49,714
SoFi Consumer Loan Program Trust 19-1 (a)	3.24	02/25/28	66,515	64,461
SoFi Consumer Loan Program Trust 19-4 (a)	2.45	08/25/28	72,855	69,932
United Auto Credit Securitization Trust 19-1 (a)	2.82	07/12/21	19,852	19,828
Upstart Securitization Trust 19-3 (a)	2.68	01/21/30	129,961	129,052
Total Asset-Backed Securities
(Cost $2,338,554)				2,237,495

Yankee Bonds | 4.5% of portfolio

BNP Paribas SA (a)	2.82(b)	11/19/25	198,000	195,611
DH Europe Finance II SARL	2.60	11/15/29	138,000	134,178
Imperial Brands PLC (a)	3.88	07/26/29	266,000	249,014
Royal Bank of Scotland Group PLC	4.27(b)	03/22/25	266,000	273,305
Seagate HDD Cayman	4.75	01/01/25	166,000	165,094
Syngenta Finance NV (a)	4.89	04/24/25	350,000	343,230
Tencent Holdings Ltd. (a)	3.28	04/11/24	200,000	207,110
Teva Pharmaceutical Industries Ltd.	2.80	07/21/23	176,000	160,598
Total Yankee Bonds
(Cost $1,823,584)				1,728,140

Municipal Bond | 0.4% of portfolio

New Jersey | 0.4%
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	180,000	174,443
Total New Jersey				174,443
Total Municipal Bond
(Cost $179,557)				174,443

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Money Market Fund | 6.4% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	0.32%(c)	2,455,613	$2,455,613
Total Money Market Fund
(Cost $2,455,613)			2,455,613
Total Investments in Securities
(Cost $38,806,734) | 100.0%			$38,626,891
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $4,486,187 and represents 11.6% of total investments.
(b)	Variable coupon rate as of March 31, 2020.
(c)	7-day yield at March 31, 2020.
LLC - Limited Liability Company
LP - Limited Partnership
SCS - Societe En Commandite Simple
PLC - Public Limited Company
SA - Sociedad Anonima or Societe Anonyme
SARL - Societe a responsabilite limitee
NV - Naamloze Vennottschap
At March 31, 2020, the cost of investment securities for tax purposes was $38,810,639. Net unrealized depreciation of investment securities was $183,748 consisting of unrealized gains of $657,579 and unrealized losses of $841,327.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$10,942,620	$ —	$10,942,620
U.S. Government & Agency Obligations	—	10,860,913	—	10,860,913
Mortgage-Backed Securities	—	10,227,667	—	10,227,667
Asset-Backed Securities	—	2,237,495	—	2,237,495
Yankee Bonds	—	1,728,140	—	1,728,140
Municipal Bond	—	174,443	—	174,443
Money Market Fund	2,455,613	—	—	2,455,613
Total	$2,455,613	$36,171,278	$ —	$38,626,891

Portfolio of Investments
Stock Index Fund  |  March 31, 2020  |  (Unaudited)

	Cost	Value
Investment	$41,665,392	$132,217,713
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2020, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.69%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)

Common Stocks | 97.2% of net assets
	Shares	Value
Aerospace & Defense | 1.9%
Boeing Co.	465,512	$69,426,460
General Dynamics Corp.	204,034	26,995,739
Howmet Aerospace, Inc. (a)	339,873	5,458,360
Huntington Ingalls Industries, Inc.	35,861	6,534,233
L3Harris Technologies, Inc.	192,478	34,669,137
Lockheed Martin Corp.	216,123	73,254,891
Northrop Grumman Corp.	136,467	41,288,091
Raytheon Co.	242,467	31,799,547
Raytheon Technologies Corp.	706,396	66,634,335
Textron, Inc.	195,208	5,206,197
TransDigm Group, Inc.	43,360	13,883,438
Total Aerospace & Defense		375,150,428
Air Freight & Logistics | 0.5%
C.H. Robinson Worldwide, Inc.	118,262	7,828,945
Expeditors International of Washington, Inc.	148,661	9,918,662
FedEx Corp.	208,997	25,342,976
United Parcel Service, Inc., Class B	610,136	56,998,905
Total Air Freight & Logistics		100,089,488
Airlines | 0.2%
Alaska Air Group, Inc.	104,278	2,968,795
American Airlines Group, Inc.	333,289	4,062,793
Delta Air Lines, Inc.	501,167	14,298,294
Southwest Airlines Co.	412,398	14,685,493
United Airlines Holdings, Inc. (a)(b)	191,891	6,054,161
Total Airlines		42,069,536
Auto Components | 0.1%
Aptiv PLC	222,275	10,944,821
BorgWarner, Inc.	176,581	4,303,279
Total Auto Components		15,248,100
Automobiles | 0.2%
Ford Motor Co.	3,390,483	16,376,033
General Motors Co.	1,094,737	22,748,635
Harley-Davidson, Inc.	133,402	2,525,300
Total Automobiles		41,649,968
Banks | 4.0%
Bank of America Corp.	7,048,706	149,644,028
Citigroup, Inc.	1,900,872	80,064,729
Citizens Financial Group, Inc.	374,540	7,045,097
Comerica, Inc.	123,273	3,616,830
Fifth Third Bancorp	611,953	9,087,502
First Republic Bank	146,729	12,072,862
Huntington Bancshares, Inc.	906,047	7,438,646
JPMorgan Chase & Co.	2,730,887	245,861,757
KeyCorp	858,569	8,903,361
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Banks | 4.0% (Continued)
M&T Bank Corp.	115,028	$11,897,346
People's United Financial, Inc.	379,790	4,196,680
PNC Financial Services Group, Inc.	381,507	36,517,850
Regions Financial Corp.	833,745	7,478,693
SVB Financial Group (a)(b)	45,318	6,846,643
Truist Financial Corp.	1,167,643	36,010,110
U.S. Bancorp	1,237,496	42,631,737
Wells Fargo & Co.	3,351,016	96,174,159
Zions Bancorp. NA	145,771	3,900,832
Total Banks		769,388,862
Beverages | 1.8%
Brown-Forman Corp., Class B	159,978	8,880,379
Coca-Cola Co.	3,357,394	148,564,684
Constellation Brands, Inc., Class A	145,838	20,907,336
Molson Coors Brewing Co., Class B	161,725	6,308,892
Monster Beverage Corp. (b)	332,387	18,700,093
PepsiCo, Inc.	1,214,112	145,814,851
Total Beverages		349,176,235
Biotechnology | 2.3%
AbbVie Inc.	1,287,586	98,101,178
Alexion Pharmaceuticals, Inc. (b)	192,675	17,300,288
Amgen, Inc.	517,347	104,881,757
Biogen, Inc. (b)	157,108	49,705,829
Gilead Sciences, Inc.	1,101,542	82,351,280
Incyte Corp. (b)	155,660	11,398,982
Regeneron Pharmaceuticals, Inc. (b)	69,551	33,961,058
Vertex Pharmaceuticals, Inc. (b)	223,896	53,276,053
Total Biotechnology		450,976,425
Building Products | 0.3%
Allegion PLC (a)	81,467	7,496,593
AO Smith Corp.	116,550	4,406,756
Fortune Brands Home & Security, Inc. (a)	122,796	5,310,927
Johnson Controls International PLC	671,663	18,108,034
Masco Corp.	248,818	8,601,638
Trane Technologies PLC	208,613	17,229,348
Total Building Products		61,153,296
Capital Markets | 2.5%
Ameriprise Financial, Inc.	110,312	11,304,774
Bank of New York Mellon Corp.	730,679	24,609,269
BlackRock, Inc. (c)	102,681	45,176,560
Cboe Global Markets, Inc.	95,502	8,523,553
Charles Schwab Corp.	995,432	33,466,424
CME Group, Inc.	312,019	53,951,205

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Capital Markets | 2.5% (Continued)
E*Trade Financial Corp.	198,933	$6,827,381
Franklin Resources, Inc.	241,326	4,027,731
Goldman Sachs Group, Inc.	277,468	42,893,778
Intercontinental Exchange, Inc.	484,840	39,150,830
Invesco Ltd.	327,515	2,973,836
MarketAxess Holdings, Inc. (a)	33,020	10,981,461
Moody's Corp. (a)	141,371	29,899,966
Morgan Stanley	1,014,015	34,476,510
MSCI, Inc. (a)	73,753	21,311,667
Nasdaq, Inc. (a)	99,903	9,485,790
Northern Trust Corp.	184,482	13,921,012
Raymond James Financial, Inc.	108,288	6,843,802
S&P Global Inc.	212,795	52,145,415
State Street Corp.	316,601	16,865,335
T. Rowe Price Group, Inc.	203,459	19,867,771
Total Capital Markets		488,704,070
Chemicals | 1.6%
Air Products & Chemicals, Inc.	191,928	38,310,748
Albemarle Corp. (a)	90,674	5,111,293
Celanese Corp.	106,350	7,805,027
CF Industries Holdings, Inc.	190,977	5,194,574
Corteva, Inc. (b)	651,621	15,313,094
Dow Inc.	645,609	18,877,607
DuPont de Nemours, Inc.	645,009	21,994,807
Eastman Chemical Co.	118,841	5,535,614
Ecolab, Inc.	218,343	34,024,390
FMC Corp.	112,854	9,219,043
International Flavors & Fragrances, Inc.	93,335	9,527,637
Linde PLC	467,711	80,914,003
LyondellBasell Industries NV, Class A	223,528	11,093,695
Mosaic Co. (a)	301,320	3,260,282
PPG Industries, Inc.	205,885	17,211,986
Sherwin-Williams Co.	71,531	32,869,925
Total Chemicals		316,263,725
Commercial Services & Supplies | 0.4%
Cintas Corp. (a)	72,994	12,644,021
Copart, Inc. (a)(b)	178,107	12,203,892
Republic Services, Inc.	183,397	13,765,779
Rollins, Inc.	120,824	4,366,579
Waste Management, Inc.	339,829	31,454,572
Total Commercial Services & Supplies		74,434,843
Communications Equipment | 1.0%
Arista Networks, Inc. (a)(b)	47,229	9,566,234
Cisco Systems, Inc.	3,693,671	145,198,207
F5 Networks, Inc. (b)	51,988	5,543,480
Juniper Networks, Inc.	290,641	5,562,869
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Communications Equipment | 1.0% (Continued)
Motorola Solutions, Inc.	149,180	$19,829,006
Total Communications Equipment		185,699,796
Construction & Engineering | 0.1%
Jacobs Engineering Group, Inc. (a)	118,604	9,401,739
Quanta Services, Inc.	121,753	3,863,223
Total Construction & Engineering		13,264,962
Construction Materials | 0.1%
Martin Marietta Materials, Inc. (a)	54,531	10,318,901
Vulcan Materials Co.	115,239	12,453,879
Total Construction Materials		22,772,780
Consumer Finance | 0.5%
American Express Co.	584,213	50,014,475
Capital One Financial Corp.	405,496	20,445,108
Discover Financial Services	274,651	9,796,801
Synchrony Financial	511,323	8,227,187
Total Consumer Finance		88,483,571
Containers & Packaging | 0.3%
Amcor PLC (b)	1,410,632	11,454,332
Avery Dennison Corp.	72,705	7,406,458
Ball Corp. (a)	284,827	18,416,914
International Paper Co.	341,409	10,628,062
Packaging Corp. of America	81,400	7,067,962
Sealed Air Corp. (a)	133,968	3,310,349
WestRock Co.	221,545	6,260,862
Total Containers & Packaging		64,544,939
Distributors | 0.1%
Genuine Parts Co.	127,513	8,585,450
LKQ Corp. (b)	263,623	5,406,908
Total Distributors		13,992,358
Diversified Consumer Services | 0.0%
H&R Block, Inc. (a)	171,262	2,411,369
Total Diversified Consumer Services		2,411,369
Diversified Financial Services | 1.6%
Berkshire Hathaway, Inc., Class B (b)	1,703,091	311,376,128
Total Diversified Financial Services		311,376,128
Diversified Telecommunication Services | 2.0%
AT&T, Inc.	6,360,347	185,404,115
CenturyLink, Inc.	857,752	8,114,334

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Diversified Telecommunication Services | 2.0% (Continued)
Verizon Communications, Inc.	3,600,961	$193,479,634
Total Diversified Telecommunication Services		386,998,083
Electric Utilities | 2.2%
Alliant Energy Corp.	209,625	10,122,791
American Electric Power Co., Inc.	430,076	34,397,478
Duke Energy Corp.	634,757	51,339,146
Edison International	312,228	17,106,972
Entergy Corp.	173,355	16,290,169
Evergy, Inc.	198,431	10,923,627
Eversource Energy	281,894	22,046,930
Exelon Corp.	846,400	31,155,984
FirstEnergy Corp.	470,441	18,850,571
NextEra Energy, Inc.	425,569	102,400,413
Pinnacle West Capital Corp.	96,814	7,337,533
PPL Corp.	668,523	16,499,148
Southern Co.	913,116	49,436,100
Xcel Energy, Inc. (a)	456,576	27,531,533
Total Electric Utilities		415,438,395
Electrical Equipment | 0.4%
AMETEK, Inc.	199,032	14,334,285
Eaton Corp. PLC	359,941	27,963,816
Emerson Electric Co.	530,381	25,272,655
Rockwell Automation, Inc.	100,605	15,182,300
Total Electrical Equipment		82,753,056
Electronic Equipment, Instruments & Components | 0.5%
Amphenol Corp., Class A (a)	258,151	18,814,045
CDW Corp.	125,101	11,668,170
Corning, Inc.	669,652	13,754,652
FLIR Systems, Inc.	113,633	3,623,756
IPG Photonics Corp. (a)(b)	29,995	3,307,849
Keysight Technologies, Inc. (b)	163,321	13,666,701
TE Connectivity Ltd.	291,222	18,341,162
Zebra Technologies Corp. (a)(b)	47,038	8,636,177
Total Electronic Equipment, Instruments & Components		91,812,512
Energy Equipment & Services | 0.2%
Baker Hughes a GE Co.	572,371	6,009,895
Halliburton Co.	750,650	5,141,953
Helmerich & Payne, Inc.	90,592	1,417,765
National Oilwell Varco, Inc. (a)	342,352	3,365,320
Schlumberger Ltd.	1,205,365	16,260,374
TechnipFMC PLC	362,703	2,444,618
Total Energy Equipment & Services		34,639,925
Entertainment | 2.0%
Activision Blizzard, Inc.	668,912	39,786,886
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Entertainment | 2.0% (Continued)
Electronic Arts Inc. (b)	254,221	$25,465,317
Live Nation Entertainment, Inc. (a)(b)	125,402	5,700,775
Netflix, Inc. (b)	381,578	143,282,539
Take-Two Interactive Software, Inc. (b)	98,542	11,688,067
Walt Disney Co.	1,569,319	151,596,215
Total Entertainment		377,519,799
Equity Real Estate Investment Trusts (REITs) | 2.9%
Alexandria Real Estate Equities, Inc.	106,746	14,630,607
American Tower Corp.	385,661	83,977,683
Apartment Investment & Management Co., Class A	128,731	4,524,895
AvalonBay Communities, Inc.	121,601	17,896,019
Boston Properties, Inc.	125,203	11,547,473
Crown Castle International Corp.	362,003	52,273,233
Digital Realty Trust, Inc.	228,868	31,792,054
Duke Realty Corp.	320,492	10,377,531
Equinix, Inc.	74,251	46,374,947
Equity Residential (a)	303,932	18,755,644
Essex Property Trust, Inc.	57,537	12,671,949
Extra Space Storage, Inc. (a)	112,839	10,805,463
Federal Realty Investment Trust	61,405	4,581,427
Healthpeak Properties, Inc.	431,196	10,284,024
Host Hotels & Resorts, Inc.	624,435	6,893,762
Iron Mountain, Inc.	252,876	6,018,449
Kimco Realty Corp.	361,070	3,491,547
Mid-America Apartment Communities, Inc.	99,445	10,245,818
Prologis, Inc.	642,777	51,659,987
Public Storage	130,798	25,977,791
Realty Income Corp.	283,772	14,148,872
Regency Centers Corp.	143,993	5,533,651
SBA Communications Corp.	98,040	26,467,859
Simon Property Group, Inc.	267,179	14,657,440
SL Green Realty Corp.	70,082	3,020,534
UDR, Inc.	255,798	9,346,859
Ventas, Inc.	326,439	8,748,565
Vornado Realty Trust	135,460	4,905,006
Welltower, Inc.	353,287	16,173,479
Weyerhaeuser Co.	648,783	10,996,872
Total Equity Real Estate Investment Trusts (REITs)		548,779,440
Food & Staples Retailing | 1.7%
Costco Wholesale Corp.	384,654	109,676,395
Kroger Co.	698,289	21,032,465
Sysco Corp.	444,246	20,270,945
Walgreens Boots Alliance, Inc.	652,782	29,864,777
Walmart, Inc.	1,235,141	140,336,720
Total Food & Staples Retailing		321,181,302

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Food Products | 1.2%
Archer-Daniels-Midland Co.	484,698	$17,051,676
Campbell Soup Co.	147,082	6,789,305
Conagra Brands, Inc.	423,722	12,432,003
General Mills, Inc.	526,236	27,769,474
Hershey Co.	129,129	17,109,592
Hormel Foods Corp.	242,105	11,291,777
J.M. Smucker Co.	99,331	11,025,741
Kellogg Co.	216,799	13,005,772
Kraft Heinz Co. (a)	542,255	13,415,389
Lamb Weston Holdings, Inc.	128,399	7,331,583
McCormick & Co., Inc.	107,590	15,192,784
Mondelez International, Inc., Class A	1,253,632	62,781,891
Tyson Foods, Inc., Class A	257,012	14,873,284
Total Food Products		230,070,271
Gas Utilities | 0.0%
Atmos Energy Corp. (a)	103,987	10,318,630
Total Gas Utilities		10,318,630
Health Care Equipment & Supplies | 3.6%
Abbott Laboratories	1,538,845	121,430,259
ABIOMED, Inc. (a)(b)	39,437	5,724,675
Align Technology, Inc. (a)(b)	62,445	10,862,308
Baxter International, Inc.	444,533	36,091,634
Becton, Dickinson & Co. (a)	235,485	54,107,388
Boston Scientific Corp. (b)	1,213,580	39,599,115
Cooper Cos., Inc.	43,163	11,898,744
Danaher Corp.	556,602	77,039,283
DENTSPLY SIRONA, Inc.	191,806	7,447,827
Edwards Lifesciences Corp. (a)(b)	181,599	34,253,203
Hologic, Inc. (b)	234,662	8,236,636
IDEXX Laboratories, Inc. (b)	74,690	18,092,906
Intuitive Surgical, Inc. (b)	100,628	49,831,992
Medtronic PLC	1,167,046	105,244,208
ResMed, Inc.	125,192	18,439,530
STERIS PLC (a)	73,941	10,349,522
Stryker Corp. (a)	280,346	46,674,805
Teleflex, Inc. (a)	40,309	11,804,894
Varian Medical Systems, Inc. (a)(b)	79,598	8,171,531
Zimmer Biomet Holdings, Inc.	179,086	18,102,013
Total Health Care Equipment & Supplies		693,402,473
Health Care Providers & Services | 2.9%
AmerisourceBergen Corp.	130,884	11,583,234
Anthem, Inc. (a)	220,774	50,124,529
Cardinal Health, Inc.	254,665	12,208,640
Centene Corp. (b)	508,314	30,198,935
Cigna Corp.	325,135	57,607,419
CVS Health Corp.	1,132,729	67,204,811
DaVita, Inc. (a)(b)	79,249	6,027,679
HCA Healthcare, Inc.	230,347	20,696,678
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.9% (Continued)
Henry Schein, Inc. (a)(b)	128,011	$6,467,116
Humana Inc.	115,301	36,206,820
Laboratory Corp. of America Holdings (b)	84,938	10,735,314
McKesson Corp.	140,617	19,019,855
Quest Diagnostics, Inc.	117,397	9,426,979
UnitedHealth Group, Inc.	824,899	205,713,313
Universal Health Services, Inc., Class B	69,185	6,854,850
Total Health Care Providers & Services		550,076,172
Health Care Technology | 0.1%
Cerner Corp.	273,479	17,226,442
Total Health Care Technology		17,226,442
Hotels, Restaurants & Leisure | 1.5%
Carnival Corp.	342,538	4,511,225
Chipotle Mexican Grill, Inc. (a)(b)	22,265	14,570,216
Darden Restaurants, Inc.	104,842	5,709,695
Hilton Worldwide Holdings, Inc.	245,675	16,764,862
Las Vegas Sands Corp. (a)	294,236	12,496,203
Marriott International, Inc., Class A	236,267	17,675,134
McDonald's Corp.	655,706	108,420,987
MGM Resorts International	455,081	5,369,956
Norwegian Cruise Line Holdings Ltd. (a)(b)	182,061	1,995,389
Royal Caribbean Cruises Ltd.	146,997	4,728,894
Starbucks Corp.	1,028,278	67,598,996
Wynn Resorts, Ltd.	85,011	5,116,812
Yum! Brands, Inc.	263,349	18,047,307
Total Hotels, Restaurants & Leisure		283,005,676
Household Durables | 0.3%
D.R. Horton, Inc.	292,058	9,929,972
Garmin Ltd.	126,070	9,450,207
Leggett & Platt, Inc.	117,117	3,124,681
Lennar Corp., Class A	243,688	9,308,882
Mohawk Industries, Inc. (a)(b)	50,377	3,840,742
Newell Brands, Inc.	333,665	4,431,071
NVR, Inc. (b)	3,042	7,815,233
PulteGroup, Inc.	224,355	5,007,604
Whirlpool Corp.	55,454	4,757,953
Total Household Durables		57,666,345
Household Products | 1.9%
Church & Dwight Co., Inc. (a)	213,668	13,713,212
Clorox Co.	109,273	18,931,547
Colgate-Palmolive Co.	746,215	49,518,828
Kimberly-Clark Corp.	298,476	38,166,126

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Household Products | 1.9% (Continued)
Procter & Gamble Co.	2,171,322	$238,845,420
Total Household Products		359,175,133
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	582,112	7,916,723
NRG Energy, Inc.	219,075	5,971,985
Total Independent Power and Renewable Electricity Producers		13,888,708
Industrial Conglomerates | 1.2%
3M Co.	500,688	68,348,919
General Electric Co.	7,604,161	60,377,038
Honeywell International, Inc.	622,132	83,235,040
Roper Technologies, Inc. (a)	90,602	28,250,610
Total Industrial Conglomerates		240,211,607
Insurance | 2.0%
Aflac, Inc.	639,098	21,882,716
Allstate Corp.	282,063	25,873,639
American International Group, Inc.	757,453	18,368,235
Aon PLC (a)	203,859	33,644,889
Arthur J Gallagher & Co.	162,403	13,237,469
Assurant, Inc.	52,112	5,424,338
Chubb Ltd.	394,596	44,072,427
Cincinnati Financial Corp.	132,290	9,981,280
Everest Re Group Ltd.	35,730	6,875,167
Globe Life, Inc.	87,904	6,326,451
Hartford Financial Services Group, Inc.	313,812	11,058,735
Lincoln National Corp.	169,602	4,463,925
Loews Corp. (a)	224,555	7,821,251
Marsh & McLennan Cos., Inc.	439,406	37,991,043
MetLife, Inc.	680,602	20,806,003
Principal Financial Group, Inc.	227,817	7,139,785
Progressive Corp.	509,028	37,586,627
Prudential Financial, Inc.	350,015	18,249,782
Travelers Cos., Inc.	224,735	22,327,422
Unum Group	173,973	2,611,335
W.R. Berkley Corp.	124,448	6,492,452
Willis Towers Watson PLC (a)	111,946	19,014,028
Total Insurance		381,248,999
Interactive Media & Services | 5.1%
Alphabet, Inc., Class C (b)	260,238	302,607,349
Alphabet, Inc., Class A (b)	260,881	303,130,678
Facebook, Inc., Class A (b)	2,095,273	349,491,536
Twitter, Inc. (b)	675,962	16,601,627
Total Interactive Media & Services		971,831,190
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Internet & Direct Marketing Retail | 4.1%
Amazon.com, Inc. (b)	362,613	$706,993,818
Booking Holdings, Inc. (b)	36,443	49,027,497
eBay, Inc.	665,824	20,014,670
Expedia Group, Inc.	122,912	6,916,258
Total Internet & Direct Marketing Retail		782,952,243
IT Services | 5.4%
Accenture PLC, Class A	552,939	90,272,821
Akamai Technologies, Inc. (b)	140,703	12,872,918
Alliance Data Systems Corp.	34,374	1,156,685
Automatic Data Processing, Inc. (a)	376,743	51,493,233
Broadridge Financial Solutions, Inc.	99,873	9,470,957
Cognizant Technology Solutions Corp., Class A (a)	476,757	22,154,898
DXC Technology Co.	220,706	2,880,213
Fidelity National Information Services, Inc.	535,122	65,092,240
Fiserv, Inc. (b)	497,258	47,234,537
FleetCor Technologies, Inc. (b)	75,559	14,094,776
Gartner, Inc. (a)(b)	76,998	7,666,691
Global Payments, Inc.	261,682	37,742,395
International Business Machines Corp.	771,110	85,539,232
Jack Henry & Associates, Inc.	67,031	10,405,893
Leidos Holdings Inc. (a)	116,021	10,633,325
Mastercard, Inc., Class A	772,932	186,709,454
Paychex, Inc.	277,374	17,452,372
PayPal Holdings, Inc. (b)	1,022,350	97,879,789
VeriSign, Inc. (a)(b)	89,959	16,200,716
Visa Inc., Class A (a)	1,490,470	240,144,526
Western Union Co.	365,039	6,618,157
Total IT Services		1,033,715,828
Leisure Products | 0.0%
Hasbro, Inc.	112,430	8,044,366
Total Leisure Products		8,044,366
Life Sciences Tools & Services | 1.0%
Agilent Technologies, Inc.	269,449	19,297,937
Illumina, Inc. (b)	127,991	34,956,902
IQVIA Holdings, Inc. (b)	157,120	16,946,963
Mettler-Toledo International, Inc. (b)	21,205	14,642,265
PerkinElmer, Inc. (a)	95,779	7,210,243
Thermo Fisher Scientific, Inc.	349,136	99,014,970
Waters Corp. (a)(b)	55,926	10,181,328
Total Life Sciences Tools & Services		202,250,608

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Machinery | 1.4%
Caterpillar, Inc.	481,190	$55,837,288
Cummins, Inc.	133,612	18,080,376
Deere & Co.	274,155	37,877,255
Dover Corp.	126,740	10,638,556
Flowserve Corp.	112,148	2,679,216
Fortive Corp. (a)	257,294	14,200,056
IDEX Corp. (a)	66,471	9,180,310
Illinois Tool Works, Inc.	254,657	36,191,853
Ingersoll Rand Inc. (a)(b)	304,349	7,547,855
PACCAR Inc.	301,147	18,409,116
Parker-Hannifin Corp.	111,852	14,510,560
Pentair PLC	147,777	4,397,843
Snap-on, Inc.	46,909	5,104,637
Stanley Black & Decker, Inc.	132,354	13,235,400
Wabtec Corp.	158,550	7,631,011
Xylem, Inc.	156,792	10,211,863
Total Machinery		265,733,195
Media | 1.3%
Charter Communications, Inc., Class A (a)(b)	136,514	59,562,423
Comcast Corp., Class A	3,952,737	135,895,098
Discovery, Inc., Class A (a)(b)	134,754	2,619,618
Discovery, Inc., Class C (a)(b)	296,694	5,204,013
DISH Network Corp., Class A (a)(b)	226,383	4,525,396
Fox Corp., Class A (a)	303,158	7,163,624
Fox Corp., Class B (a)(b)	133,124	3,045,877
Interpublic Group of Cos., Inc.	340,340	5,510,105
News Corp., Class A (a)	332,273	2,982,150
News Corp., Class B (a)	114,231	1,026,937
Omnicom Group, Inc.	189,576	10,407,722
ViacomCBS, Inc.	476,020	6,669,040
Total Media		244,612,003
Metals & Mining | 0.3%
Freeport-McMoRan, Inc.	1,270,884	8,578,467
Newmont Mining Corp. (a)	713,821	32,321,815
Nucor Corp.	264,725	9,535,394
Total Metals & Mining		50,435,676
Multi-Utilities | 1.1%
Ameren Corp. (a)	214,214	15,601,206
CenterPoint Energy, Inc.	442,822	6,841,600
CMS Energy Corp.	247,137	14,519,299
Consolidated Edison, Inc.	289,441	22,576,398
Dominion Energy, Inc.	716,654	51,735,252
DTE Energy Co.	167,263	15,884,967
NiSource, Inc.	321,488	8,027,555
Public Service Enterprise Group, Inc.	440,328	19,775,130
Sempra Energy	245,442	27,732,492
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Multi-Utilities | 1.1% (Continued)
WEC Energy Group, Inc.	274,645	$24,204,464
Total Multi-Utilities		206,898,363
Multiline Retail | 0.5%
Dollar General Corp.	221,676	33,475,293
Dollar Tree, Inc. (b)	206,058	15,139,081
Kohl's Corp.	132,816	1,937,785
Macy's, Inc.	267,347	1,312,674
Nordstrom, Inc. (a)	97,490	1,495,497
Target Corp.	441,208	41,019,108
Total Multiline Retail		94,379,438
Oil, Gas & Consumable Fuels | 2.4%
Apache Corp.	317,469	1,327,020
Cabot Oil & Gas Corp.	360,902	6,203,905
Chevron Corp.	1,646,352	119,294,666
Concho Resources Inc.	176,012	7,542,114
ConocoPhillips	955,375	29,425,550
Devon Energy Corp.	330,941	2,286,802
Diamondback Energy, Inc.	136,845	3,585,339
EOG Resources, Inc.	506,533	18,194,665
Exxon Mobil Corp.	3,683,956	139,879,809
Hess Corp.	226,905	7,555,937
HollyFrontier Corp.	129,331	3,169,903
Kinder Morgan, Inc.	1,695,979	23,608,028
Marathon Oil Corp.	684,055	2,250,541
Marathon Petroleum Corp.	565,354	13,353,661
Noble Energy, Inc.	412,314	2,490,377
Occidental Petroleum Corp.	780,181	9,034,496
ONEOK, Inc.	361,298	7,879,909
Phillips 66	386,895	20,756,917
Pioneer Natural Resources Co.	144,347	10,125,942
Valero Energy Corp.	357,549	16,218,423
Williams Cos., Inc.	1,055,312	14,932,665
Total Oil, Gas & Consumable Fuels		459,116,669
Personal Products | 0.2%
Coty, Inc., Class A	246,388	1,271,362
Estee Lauder Cos., Inc., Class A (a)	193,772	30,875,631
Total Personal Products		32,146,993
Pharmaceuticals | 5.0%
Allergan PLC	285,826	50,619,785
Bristol-Myers Squibb Co.	2,041,044	113,767,792
Eli Lilly & Co.	735,654	102,049,923
Johnson & Johnson	2,291,529	300,488,198
Merck & Co., Inc.	2,216,748	170,556,591
Mylan NV (b)	452,280	6,743,495
Perrigo Co. PLC	116,394	5,597,387
Pfizer, Inc.	4,818,472	157,274,926
Zoetis, Inc.	414,706	48,806,749
Total Pharmaceuticals		955,904,846

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Professional Services | 0.3%
Equifax, Inc.	105,425	$12,593,016
IHS Markit Ltd.	349,134	20,948,040
Nielsen Holdings PLC	313,402	3,930,061
Robert Half International, Inc.	103,512	3,907,578
Verisk Analytics, Inc.	142,679	19,886,599
Total Professional Services		61,265,294
Real Estate Management & Development | 0.0%
CBRE Group, Inc., Class A (a)(b)	291,463	10,991,070
Total Real Estate Management & Development		10,991,070
Road & Rail | 1.0%
CSX Corp.	677,076	38,796,455
J.B. Hunt Transport Services, Inc. (a)	73,282	6,758,799
Kansas City Southern	86,302	10,975,888
Norfolk Southern Corp.	227,028	33,146,088
Old Dominion Freight Line, Inc. (a)	83,697	10,986,068
Union Pacific Corp.	604,429	85,248,666
Total Road & Rail		185,911,964
Semiconductors & Semiconductor Equipment | 4.4%
Advanced Micro Devices, Inc. (b)	1,018,406	46,317,105
Analog Devices, Inc.	320,675	28,748,514
Applied Materials, Inc.	804,298	36,852,934
Broadcom, Inc.	345,375	81,888,413
Intel Corp.	3,787,475	204,978,147
KLA-Tencor Corp.	137,389	19,748,295
Lam Research Corp. (a)	126,318	30,316,320
Maxim Integrated Products, Inc.	235,615	11,453,245
Microchip Technology, Inc.	208,074	14,107,417
Micron Technology, Inc. (b)	963,892	40,541,298
NVIDIA Corp.	532,859	140,461,632
Qorvo, Inc. (b)	99,482	8,021,234
QUALCOMM, Inc.	994,186	67,256,683
Skyworks Solutions, Inc.	148,343	13,258,897
Texas Instruments, Inc.	813,894	81,332,427
Xilinx, Inc. (a)	218,948	17,064,807
Total Semiconductors & Semiconductor Equipment		842,347,368
Software | 8.4%
Adobe, Inc. (b)	421,480	134,131,795
ANSYS, Inc. (a)(b)	74,514	17,322,270
Autodesk, Inc. (b)	191,579	29,905,482
Cadence Design Systems, Inc. (a)(b)	244,308	16,134,100
Citrix Systems, Inc.	104,676	14,816,888
Fortinet, Inc. (b)	123,601	12,504,713
Intuit, Inc.	226,645	52,128,350
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Software | 8.4% (Continued)
Microsoft Corp.	6,642,279	$1,047,553,821
NortonLifeLock, Inc.	500,140	9,357,620
Oracle Corp.	1,886,303	91,165,024
Paycom Software, Inc. (a)(b)	42,795	8,645,018
salesforce.com, Inc. (b)	772,297	111,195,322
ServiceNow, Inc. (a)(b)	164,211	47,059,588
Synopsys, Inc. (b)	130,891	16,857,452
Total Software		1,608,777,443
Specialty Retail | 2.1%
Advance Auto Parts, Inc.	59,306	5,534,436
AutoZone, Inc. (b)	20,778	17,578,188
Best Buy Co., Inc.	198,275	11,301,675
CarMax, Inc. (b)	144,768	7,792,862
Gap, Inc.	180,058	1,267,608
Home Depot, Inc.	949,769	177,331,370
L Brands, Inc.	200,125	2,313,445
Lowe's Cos., Inc.	667,358	57,426,156
O'Reilly Automotive, Inc. (b)	65,875	19,831,669
Ross Stores, Inc.	314,953	27,391,462
Tiffany & Co.	94,104	12,186,468
TJX Cos., Inc.	1,055,851	50,480,236
Tractor Supply Co.	103,755	8,772,485
Ulta Salon Cosmetics & Fragrance, Inc. (b)	49,300	8,662,010
Total Specialty Retail		407,870,070
Technology Hardware, Storage & Peripherals | 5.2%
Apple, Inc.	3,636,559	924,740,588
Hewlett Packard Enterprise Co.	1,126,665	10,939,917
HP, Inc.	1,290,279	22,399,243
NetApp, Inc.	199,758	8,327,911
Seagate Technology PLC	198,698	9,696,462
Western Digital Corp.	259,683	10,808,007
Xerox Holdings Corp. (b)	160,203	3,034,245
Total Technology Hardware, Storage & Peripherals		989,946,373
Textiles, Apparel & Luxury Goods | 0.6%
Capri Holdings Ltd. (b)	130,344	1,406,412
Hanesbrands, Inc.	313,302	2,465,686
NIKE, Inc., Class B	1,084,897	89,764,378
PVH Corp.	63,061	2,373,616
Ralph Lauren Corp.	42,619	2,848,228
Tapestry, Inc.	237,843	3,080,067
Under Armour, Inc., Class A (a)(b)	164,871	1,518,462
Under Armour, Inc., Class C (b)	169,421	1,365,533
VF Corp.	285,137	15,420,209
Total Textiles, Apparel & Luxury Goods		120,242,591

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.2% of net assets (Continued)
	Shares	Value
Tobacco | 0.8%
Altria Group, Inc.	1,626,548	$62,898,611
Philip Morris International, Inc.	1,354,675	98,837,088
Total Tobacco		161,735,699
Trading Companies & Distributors | 0.2%
Fastenal Co.	499,361	15,605,031
United Rentals, Inc. (a)(b)	64,479	6,634,889
W.W. Grainger, Inc.	37,989	9,440,267
Total Trading Companies & Distributors		31,680,187
Water Utilities | 0.1%
American Water Works Co., Inc.	157,399	18,818,624
Total Water Utilities		18,818,624
Wireless Telecommunication Services | 0.1%
T-Mobile US, Inc. (a)(b)	275,626	23,125,021
Total Wireless Telecommunication Services		23,125,021
Total Common Stocks
(Cost $13,410,867,410)		18,652,996,969

Investment Companies | 0.4% of net assets
	Shares	Value
iShares Core S&P 500 ETF (c)	262,244	$67,763,850
Total Investment Companies
(Cost $75,135,812)		67,763,850
Total Long-Term Investments
(Cost $13,486,003,222)		18,720,760,819

Short-Term Securities | 3.6% of net assets

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35% (c)(d)(e)	335,738,841	$335,671,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25% (c)(d)	360,718,284	360,718,284
Total Short-Term Securities
(Cost $696,393,781)		696,389,977
Total Investments
(Cost $14,182,397,003) | 101.2%		19,417,150,796
Liabilities in Excess of Other Assets | (1.2)%		(236,293,101)
Net Assets | 100.0%		$19,180,857,695

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing.
(c)	During the period ended March 31, 2020, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2019	Shares Purchased	Shares Sold	Shares Held at March 31, 2020	Value at March 31, 2020	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	139,348,114	196,390,727[2]	—	335,738,841	335,671,693	$322,904[3]	$(162,846)	$(20,291)
BlackRock Cash Funds: Treasury, SL Agency Shares	215,380,072	145,338,212[2]	—	360,718,284	360,718,284	727,086	—	—
BlackRock, Inc.	100,848	1,833	—	102,681	45,176,560	366,078	—	(6,119,906)
iShares Core S&P 500 ETF	292,674	71,582	(102,012)	262,244	67,763,850	291,971	(4,606,997)	(13,818,814)
Total					$809,330,387	$1,708,039	$(4,769,843)	$(19,959,011)
[1]	Includes net capital gain distributions, if applicable.
[2]	Represents net shares purchased (sold).
[3]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	7-day yield at March 31, 2020.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3,119	S&P 500 E-Mini Index	June 2020	$400,745	$18,239,751
For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
● Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
● Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio's policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio's most recent financial statements as contained in its annual report.
The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$18,720,760,819	$—	$—	$18,720,760,819
Short-Term Securities: Money Market Funds	696,389,977	—	—	696,389,977
	$19,417,150,796	$—	$—	$19,417,150,796
Derivative Financial Instruments(b)
Assets:
Equity contracts	$18,239,751	$—	$—	$18,239,751
(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments
Value Fund  |  March 31, 2020  |  (Unaudited)

Common Stocks | 97.6% of portfolio
	Shares	Value
Communication Services | 7.8%
Diversified Telecommunication Services
Verizon Communications, Inc.	225,931	$12,139,273
Interactive Media & Services
Alphabet, Inc., Class C (a)	32,911	38,269,240
Facebook, Inc., Class A (a)	37,000	6,171,600
Total Communication Services		56,580,113
Consumer Discretionary | 4.2%
Distributors
Genuine Parts Co.	232,039	15,623,186
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	124,948	5,306,541
McDonald's Corp.	55,497	9,176,429
Total Consumer Discretionary		30,106,156
Energy | 3.5%
Oil, Gas & Consumable Fuels
Chevron Corp.	207,896	15,064,144
ConocoPhillips	335,798	10,342,579
Total Energy		25,406,723
Financials | 17.2%
Banks
Bank of America Corp.	759,602	16,126,350
Citigroup, Inc.	285,839	12,039,539
JPMorgan Chase & Co.	321,291	28,925,829
Wells Fargo & Co.	280,159	8,040,563
Capital Markets
Goldman Sachs Group, Inc.	78,174	12,084,919
Insurance
Allstate Corp.	313,584	28,765,060
American International Group, Inc.	379,394	9,200,305
Chubb Ltd.	82,438	9,207,500
Total Financials		124,390,065
Health Care | 25.6%
Biotechnology
AbbVie Inc.	102,455	7,806,046
Health Care Equipment & Supplies
Abbott Laboratories	385,156	30,392,660
Boston Scientific Corp. (a)	341,996	11,159,330
Medtronic PLC	141,456	12,756,502
Health Care Providers & Services
Centene Corp. (a)	309,697	18,399,099
Cigna Corp.	87,014	15,417,140
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	10,804	7,460,270
Pharmaceuticals
Allergan PLC	77,377	13,703,467
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Health Care | 25.6% (Continued)
Bristol-Myers Squibb Co.	263,501	$14,687,546
Merck & Co., Inc.	360,882	27,766,261
Pfizer, Inc.	770,799	25,158,879
Total Health Care		184,707,200
Industrials | 12.0%
Aerospace & Defense
Northrop Grumman Corp.	33,331	10,084,294
Airlines
Southwest Airlines Co.	260,232	9,266,861
Industrial Conglomerates
Honeywell International, Inc.	223,073	29,844,937
Machinery
Deere & Co.	24,600	3,398,736
Parker-Hannifin Corp.	142,367	18,469,271
Stanley Black & Decker, Inc.	62,242	6,224,200
Road & Rail
CSX Corp.	167,894	9,620,326
Total Industrials		86,908,625
Information Technology | 19.4%
IT Services
Leidos Holdings Inc.	167,717	15,371,263
Visa Inc., Class A	221,498	35,687,758
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	86,277	22,742,617
NXP Semiconductors NV	143,563	11,905,680
Software
Microsoft Corp.	253,903	40,043,042
VMware, Inc., Class A (a)	120,683	14,614,711
Total Information Technology		140,365,071
Materials | 6.5%
Chemicals
Dow Inc.	188,481	5,511,184
DuPont de Nemours, Inc.	305,778	10,427,030
Containers & Packaging
Avery Dennison Corp.	302,447	30,810,276
Total Materials		46,748,490
Real Estate | 1.4%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	30,100	4,181,191
VICI Properties Inc.	362,235	6,027,590
Total Real Estate		10,208,781
Total Common Stocks
(Cost $529,156,454)		705,421,224

Portfolio of Investments  |  Value Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Money Market Fund | 2.4% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32% (b)	17,073,125	$17,073,125
Total Money Market Fund
(Cost $17,073,125)		17,073,125
Total Investments in Securities
(Cost $546,229,579) | 100.0%		$722,494,349
(a)	Non-income producing.
(b)	7-day yield at March 31, 2020.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At March 31, 2020, the cost of investment securities for tax purposes was $546,247,772. Net unrealized appreciation of investment securities was $176,246,577 consisting of unrealized gains of $238,704,995 and unrealized losses of $62,458,417.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$705,421,224	$ —	$ —	$705,421,224
Money Market Fund	17,073,125	—	—	17,073,125
Total	$722,494,349	$ —	$ —	$722,494,349

Portfolio of Investments
Growth Fund  |  March 31, 2020  |  (Unaudited)

Common Stocks | 98.1% of portfolio
	Shares	Value
Communication Services | 20.9%
Entertainment
Netflix, Inc. (a)	13,255	$4,977,252
Spotify Technology SA (a)	19,624	2,383,139
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	5,116,364
Alphabet, Inc., Class A (a)	8,947	10,395,967
Facebook, Inc., Class A (a)	66,825	11,146,410
IAC/InterActiveCorp (a)	9,043	1,620,777
Snap Inc., Class A (a)	132,906	1,580,252
Tencent Holdings Ltd. ADR	91,923	4,512,500
Total Communication Services		41,732,661
Consumer Discretionary | 19.7%
Auto Components
Aptiv PLC	37,470	1,845,023
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (a)	1,277	835,669
Hilton Worldwide Holdings, Inc.	18,771	1,280,933
Wynn Resorts, Ltd.	8,524	513,059
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	26,917	5,234,818
Amazon.com, Inc. (a)	9,736	18,982,474
Booking Holdings, Inc. (a)	1,413	1,900,937
Multiline Retail
Dollar General Corp.	22,680	3,424,907
Specialty Retail
Carvana Co. (a)	26,739	1,473,052
Ross Stores, Inc.	25,026	2,176,511
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	7,387	1,400,206
NIKE, Inc., Class B	3,209	265,512
Total Consumer Discretionary		39,333,101
Energy | 0.4%
Oil, Gas & Consumable Fuels
Concho Resources Inc.	16,234	695,627
Total Energy		695,627
Financials | 1.3%
Capital Markets
Charles Schwab Corp.	29,714	998,984
S&P Global Inc.	5,800	1,421,290
XP Inc., Class A (a)	7,382	142,399
Total Financials		2,562,673
Health Care | 16.7%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	8,300	745,257
Incyte Corp. (a)	11,260	824,570
Vertex Pharmaceuticals, Inc. (a)	14,346	3,413,631
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Health Care | 16.7% (Continued)
Health Care Equipment & Supplies
Becton, Dickinson & Co.	9,475	$2,177,071
Intuitive Surgical, Inc. (a)	8,226	4,073,597
Stryker Corp.	26,516	4,414,649
Health Care Providers & Services
Anthem, Inc.	5,370	1,219,205
Centene Corp. (a)	26,309	1,563,018
Cigna Corp.	30,853	5,466,534
HCA Healthcare, Inc.	24,364	2,189,105
Humana Inc.	6,097	1,914,580
UnitedHealth Group, Inc.	17,310	4,316,768
Life Sciences Tools & Services
Avantor, Inc. (a)	79,578	993,929
Total Health Care		33,311,914
Industrials | 2.9%
Aerospace & Defense
Boeing Co.	12,784	1,906,606
Machinery
Ingersoll Rand Inc. (a)	34,105	845,804
Professional Services
CoStar Group, Inc. (a)	2,705	1,588,403
Road & Rail
J.B. Hunt Transport Services, Inc.	5,277	486,698
Norfolk Southern Corp.	6,055	884,030
Total Industrials		5,711,541
Information Technology | 34.2%
IT Services
Fidelity National Information Services, Inc.	12,678	1,542,152
Global Payments, Inc.	38,774	5,592,374
PayPal Holdings, Inc. (a)	32,284	3,090,870
Visa Inc., Class A	62,661	10,095,941
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	27,800	1,264,344
ASML Holding NV ADR	11,102	2,904,727
Marvell Technology Group Ltd.	34,052	770,597
Software
Intuit, Inc.	19,769	4,546,870
Microsoft Corp.	116,369	18,352,555
salesforce.com, Inc. (a)	27,255	3,924,175
ServiceNow, Inc. (a)	7,887	2,260,256
Slack Technologies, Inc., Class A (a)	29,448	790,384
Splunk Inc. (a)	19,624	2,477,138
Synopsys, Inc. (a)	7,520	968,501
VMware, Inc., Class A (a)	15,910	1,926,701
Workday, Inc., Class A (a)	6,082	791,998

Portfolio of Investments  |  Growth Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Information Technology | 34.2% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	27,421	$6,972,886
Total Information Technology		68,272,469
Utilities | 2.0%
Electric Utilities
NextEra Energy, Inc.	11,790	2,836,910
Multi-Utilities
Sempra Energy	10,790	1,219,162
Total Utilities		4,056,072
Total Common Stocks
(Cost $148,655,205)		195,676,058

Money Market Fund | 1.9% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32% (b)	3,789,189	$3,789,189
Total Money Market Fund
(Cost $3,789,189)		3,789,189
Total Investments in Securities
(Cost $152,444,394) | 100.0%		$199,465,247

(a)	Non-income producing.
(b)	7-day yield at March 31, 2020.
SA - Sociedad Anonima or Societe Anonyme
ADR - American Depositary Deposit
PLC - Public Limited Company
S&P - Standard & Poor's
NV - Naamloze Vennottschap
At March 31, 2020, the cost of investment securities for tax purposes was $152,736,420. Net unrealized appreciation of investment securities was $46,728,827 consisting of unrealized gains of $55,932,443 and unrealized losses of $9,203,616.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$195,676,058	$ —	$ —	$195,676,058
Money Market Fund	3,789,189	—	—	3,789,189
Total	$199,465,247	$ —	$ —	$199,465,247

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2020  |  (Unaudited)

Common Stocks | 97.5% of portfolio
	Shares	Value
Communication Services | 1.7%
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	78,663	$3,874,153
Total Communication Services		3,874,153
Consumer Discretionary | 7.6%
Distributors
Core-Mark Holding Company, Inc.	297,323	8,494,518
Hotels, Restaurants & Leisure
Cracker Barrel Old Country Store, Inc.	41,519	3,455,211
Leisure Products
Callaway Golf Co.	172,351	1,761,427
Specialty Retail
Floor & Decor Holdings, Inc. (a)	27,179	872,174
Textiles, Apparel & Luxury Goods
Carter's, Inc.	34,951	2,297,330
Total Consumer Discretionary		16,880,660
Consumer Staples | 1.3%
Food Products
TreeHouse Foods, Inc. (a)	64,227	2,835,622
Total Consumer Staples		2,835,622
Financials | 15.6%
Banks
Atlantic Union Bankshares Corp.	142,392	3,118,385
CenterState Bank Corp.	191,188	3,294,169
FB Financial Corp.	153,359	3,024,239
Glacier Bancorp, Inc.	236,716	8,049,528
Metropolitan Bank Holding Corp. (a)	104,461	2,813,135
Capital Markets
Virtu Financial, Inc., Class A	50,000	1,041,000
Consumer Finance
Encore Capital Group, Inc. (a)	208,483	4,874,332
Insurance
Kinsale Capital Group, Inc.	82,226	8,595,084
Total Financials		34,809,872
Health Care | 23.3%
Biotechnology
Emergent BioSolutions Inc. (a)	70,325	4,069,004
Twist Bioscience Corp. (a)	105,677	3,231,603
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	35,770	2,248,502
STAAR Surgical Co. (a)	180,017	5,807,348
STERIS PLC	38,371	5,370,789
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	89,387	5,167,462
LHC Group, Inc. (a)	49,428	6,929,806
Common Stocks | 97.5% of portfolio (Continued)
	Shares	Value
Health Care | 23.3% (Continued)
Health Care Technology
Inovalon Holdings, Inc. (a)	366,491	$6,105,740
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	71,850	5,272,353
NanoString Technologies, Inc. (a)	302,853	7,283,615
Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	50,138	676,863
Total Health Care		52,163,085
Industrials | 13.4%
Aerospace & Defense
BWX Technologies, Inc.	37,983	1,850,152
Construction & Engineering
Comfort Systems USA, Inc.	70,188	2,565,372
Primoris Services Corp.	231,298	3,677,638
Electrical Equipment
EnerSys	50,235	2,487,637
Machinery
Colfax Corp. (a)	175,128	3,467,534
Road & Rail
Knight-Swift Transportation Holdings Inc.	114,438	3,753,566
Werner Enterprises, Inc.	145,333	5,269,775
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	153,126	7,000,921
Total Industrials		30,072,595
Information Technology | 24.0%
Electronic Equipment, Instruments & Components
Itron, Inc. (a)	47,277	2,639,475
Knowles Corp.	321,376	4,300,011
IT Services
CACI International Inc., Class A (a)	24,571	5,188,167
CSG Systems International, Inc.	31,270	1,308,650
ManTech International Corp., Class A	132,520	9,630,228
Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc. (a)	63,262	3,067,574
Software
Altair Engineering Inc. (a)	101,577	2,691,791
Descartes Systems Group Inc. (The) (a)	239,859	8,248,751
Five9, Inc. (a)	95,825	7,326,779
j2 Global, Inc.	79,826	5,974,976
Verint Systems Inc. (a)	79,626	3,423,918
Total Information Technology		53,800,320

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 97.5% of portfolio (Continued)
	Shares	Value
Materials | 5.6%
Chemicals
Ingevity Corp.	43,841	$1,543,203
PolyOne Corp.	279,427	5,300,730
Construction Materials
Summit Materials, Inc., Class A (a)	373,568	5,603,520
Total Materials		12,447,453
Real Estate | 5.0%
Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties, Inc.	201,311	4,960,303
QTS Realty Trust, Inc. Class A	108,278	6,281,207
Total Real Estate		11,241,510
Total Common Stocks
(Cost $215,397,015)		218,125,270

Money Market Fund | 2.5% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32% (b)	5,640,781	$5,640,781
Total Money Market Fund
(Cost $5,640,781)		5,640,781
Total Investments in Securities
(Cost $221,037,796) | 100.0%		$223,766,051

(a)	Non-income producing.
(b)	7-day yield at March 31, 2020.
PLC - Public Limited Company
At March 31, 2020, the cost of investment securities for tax purposes was $221,033,537. Net unrealized appreciation of investment securities was $2,732,514 consisting of unrealized gains of $30,735,255 and unrealized losses of $28,002,741.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$218,125,270	$ —	$ —	$218,125,270
Money Market Fund	5,640,781	—	—	5,640,781
Total	$223,766,051	$ —	$ —	$223,766,051

Portfolio of Investments
International Equity Fund  |  March 31, 2020  |  (Unaudited)

Common Stocks | 96.7% of portfolio
	Shares	Value
Brazil | 0.4%
Ambev SA ADR	103,138	$237,217
Total Brazil		237,217
Britain | 8.7%
Diageo PLC	42,079	1,334,305
Rio Tinto PLC	22,095	1,012,885
Royal Dutch Shell PLC, Class B	68,851	1,154,911
Standard Chartered PLC	111,310	615,410
Unilever PLC	25,157	1,268,672
Total Britain		5,386,183
Canada | 2.9%
Alimentation Couche-Tard Inc., Class B	28,400	668,983
Canadian National Railway Co.	14,686	1,140,074
Total Canada		1,809,057
China | 2.5%
Baidu, Inc. ADR (a)	5,134	517,456
China Moble Ltd. ADR	9,092	342,496
Ping An Insurance Group Co. of China Ltd., Class H	40,500	395,533
Tencent Holdings Ltd.	6,300	311,394
Total China		1,566,879
Denmark | 1.1%
Novozymes A/S, Class B	15,400	690,795
Total Denmark		690,795
France | 9.9%
Air Liquide SA	6,071	774,947
Dassault Systèmes SE	9,002	1,314,211
L’Oréal SA	9,241	2,391,669
Schneider Electric SE	19,171	1,620,388
Total France		6,101,215
Germany | 13.5%
adidas AG	4,823	1,070,838
Allianz SE REG	11,511	1,960,293
Infineon Technologies AG	122,985	1,775,380
SAP SE ADR	21,773	2,405,916
Symrise AG	12,291	1,137,026
Total Germany		8,349,453
Hong Kong | 3.6%
AIA Group Ltd.	247,000	2,211,795
Total Hong Kong		2,211,795
Common Stocks | 96.7% of portfolio (Continued)
	Shares	Value
India | 0.7%
HDFC Bank Ltd. ADR	5,614	$215,914
ICICI Bank Ltd. ADR	27,078	230,163
Total India		446,077
Israel | 2.1%
Check Point Software Technologies Ltd. (a)	12,681	1,274,948
Total Israel		1,274,948
Japan | 17.7%
Chugai Pharmaceutical Co., Ltd.	15,600	1,804,854
FANUC Corp.	4,500	601,316
Keyence Corp.	4,900	1,575,411
Komatsu Ltd.	59,400	961,295
Kubota Corp.	85,300	1,084,934
Nitori Holdings Co., Ltd.	6,100	824,359
Shionogi & Co., Ltd.	16,500	812,781
Sysmex Corp.	15,800	1,143,523
Unicharm Corp.	55,600	2,081,321
Total Japan		10,889,794
Mexico | 0.2%
Fomento Economico Mexicano, SAB de CV ADR	2,125	128,584
Total Mexico		128,584
Netherlands | 2.1%
Adyen NV (a)	1,548	1,315,636
Total Netherlands		1,315,636
Republic of South Korea | 0.4%
Samsung Electronics Co., Ltd. GDR	228	225,523
Total Republic of South Korea		225,523
Russia | 0.9%
LUKOIL PJSC ADR	4,255	251,726
Yandex NV, Class A (a)	8,029	273,387
Total Russia		525,113
Singapore | 2.5%
DBS Group Holdings Ltd.	116,400	1,518,805
Total Singapore		1,518,805
Spain | 2.8%
Amadeus IT Group SA	16,781	789,862

Portfolio of Investments  |  International Equity Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Common Stocks | 96.7% of portfolio (Continued)
	Shares	Value
Spain | 2.8% (Continued)
Banco Bilboa Vizcaya Argentaria SA	302,911	$937,980
Total Spain		1,727,842
Sweden | 6.8%
Alfa Laval AB	49,862	853,686
Atlas Copco AB, Class A	65,985	2,194,282
Epiroc AB, Class A	73,938	730,616
Skandinaviska Enskilda Banken AB, Class A	63,357	424,306
Total Sweden		4,202,890
Switzerland | 14.5%
Lonza Group AG REG	4,477	1,841,496
Nestlé SA ADR	26,957	2,759,528
Roche Holding AG REG	8,148	2,621,553
SGS SA REG	333	768,056
Sonova Holding AG REG	5,232	932,941
Total Switzerland		8,923,574
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,992	859,838
Total Taiwan		859,838
United States of America | 2.0%
Linde PLC	6,131	1,063,348
Schlumberger Ltd.	13,642	184,030
Total United States of America		1,247,378
Total Common Stocks
(Cost $56,840,126)		59,638,596

Preferred Stocks | 1.5% of portfolio
	Shares	Value
Brazil | 0.2%
Itaú Unibanco Holding SA ADR	31,032	$139,334
Total Brazil		139,334
Germany | 0.6%
FUCHS PETROLUB SE	9,378	334,519
Total Germany		334,519
Republic of South Korea | 0.7%
Samsung Electronics Co., Ltd. REG GDR	539	442,178
Total Republic of South Korea		442,178
Total Preferred Stocks
(Cost $790,606)		916,031

Money Market Fund | 1.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32% (b)	1,135,144	1,135,144
Total Money Market Fund
(Cost $1,135,144)		1,135,144
Total Investments in Securities
(Cost $58,765,876) | 100.0%		$61,689,771

(a)	Non-income producing.
(b)	7-day yield at March 31, 2020.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
AG - Aktiengesellschaft
REG - Registered Shares
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At March 31, 2020, the cost of investment securities for tax purposes was $58,793,831. Net unrealized appreciation of investment securities was $2,895,973 consisting of unrealized gains of $9,428,751 and unrealized losses of $6,532,778.

Portfolio of Investments  |  International Equity Fund  |  March 31, 2020  |  (Unaudited)  |  (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,730,732	$50,907,864	$ —	$59,638,596
Preferred Stocks	139,334	776,697	—	916,031
Money Market Fund	1,135,144	—	—	1,135,144
Total	$10,005,210	$51,684,561	$ —	$61,689,771